[PHOTO]

Semiannual Report March 31, 2000

Oppenheimer

Strategic Income Fund

[LOGO OF OPPENHEIMER FUNDS]

REPORT HIGHLIGHTS

  CONTENTS

  1 President's Letter

3 An Interview with Your Fund's Managers

10 Financial Statements

  61 Officers and Trustees

Because high yield corporate bonds, foreign bonds and certain types of mortgage-backed securities are less vulnerable to rising interest rates than U. S. Government bonds, we focused on these higher yielding market sectors. Of the three credit-sensitive market sectors in which we invest, emerging-market bonds contributed the most to performance.

We believe that the Fund's holdings may benefit as the fixed income investment environment improves and demand for higher yielding securities improves.

Cumulative
Total Returns
For the 6-Month Period
Ended 3/31/00*
Class A
Without	With
Sales Chg.	Sales Chg.

4. 60%	-0. 37%
Class B
Without	With
Sales Chg.	Sales Chg.

4. 19%	-0. 80%
Class C
Without	With
Sales Chg.	Sales Chg.

4. 21%	3. 21%
Class Y
Without	With
Sales Chg.	Sales Chg.

4. 80%	4. 80%

*See Notes, page 8, for further details.

PRESIDENT'S LETTER

Dear shareholder,

James C. Swain
Chairman Oppenheimer
Strategic Income Fund

Bridget A. Macaskill
President Oppenheimer
Strategic Income Fund

For many years, we have encouraged investors to consider whether they could tolerate more risk in their long-term investments by participating in the stock market, which has historically provided higher long-term returns than any other asset class. Today, however, we have a very different concern: some investors may be assuming too much risk by concentrating their investments in just a handful of stocks or sectors or by "chasing performance." Alan Greenspan, the Chairman of the Federal Reserve Board, has stated his view that the recent spectacular returns of some sectors of the market are partly responsible for pushing our economy to growth rates that could lead to higher inflation. The dramatic rise in the prices of a narrow segment of the market has created enormous wealth for some investors. In turn, those investors are spending at a rate that the Fed believes may threaten the healthy growth of our economy.

That's why the Fed has been raising interest rates steadily and decisively over the past year. By making borrowing more expensive, the Fed is attempting to slow economic growth. It is a precarious balancing act: too much tightening creates the risk of recession, while too little opens the door to inflation.

The implications are clear: investors must be prepared for near-term market volatility. In the bond market, higher interest rates usually lead to lower bond prices. In the stock market, slower economic growth could reduce corporate earnings and put downward pressure on stock prices. Highly valued stocks may be particularly vulnerable to a correction. The Securities and Exchange Commission Chairman, Arthur Levitt, has cautioned investors against the expectation that the types of returns seen in the recent bull market will last forever. We agree.

  1  OPPENHEIMER STRATEGIC INCOME FUND

PRESIDENT'S LETTER

Because of the prospect of continued market volatility, we encourage you to consider diversifying your investments. Indeed, diversification may help you mitigate the effects of sharp declines in any one area. It may also help you better position your portfolio to seek greater returns over the long run.

While "new economy" stocks have risen since our last report to you, many "old economy" stocks are selling at unusually low prices. In the bond market, higher interest rates over the short term may reduce inflation concerns, which should be beneficial over the long term. By buying out-of-favor investments, you may be able to profit when and if they return to favor in the future. Of course, there is no assurance that value investing will return to favor in the market, but it may be a diversification strategy to consider for part of your portfolio.

What specific investments should you consider today so that you are prepared for tomorrow? The answer depends on your individual investing goals, risk tolerance and financial circumstances. We urge you to talk with your financial advisor about ways to diversify your portfolio. This may include considering global diversification as part of your strategy. While investing abroad has special risks, such as the effects of foreign currency fluctuation, it also offers opportunities to participate in global economic growth and to hedge against the volatility in U. S. markets.

We thank you for your continued confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,

/s/ James C. Swain	/s/ Bridget A. Macaskill

James C. Swain	Bridget A. Macaskill
April 24, 2000

  2   OPPENHEIMER STRATEGIC INCOME FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

[PHOTO]

Portfolio Management Team
(l to r)
Art Steinmetz
David Negri

How did Oppenheimer Strategic Income Fund perform over the six-month period that ended March 31, 2000?

A. We are generally pleased with the Fund's positive returns in a very challenging investment environment. During the six-month reporting period, stronger-than-expected economic growth fueled investors' concerns that inflationary pressures might emerge. As a result, interest rates and most bond yields rose. Because bond yields and prices move in opposite directions, higher interest rates eroded the value of many fixed income securities. However, we focused the portfolio on the highest yielding, best performing sectors of the bond market and were able to provide positive returns in a declining market.

Why were the past six months a difficult time for most bonds?

When the reporting period began on October 1, 1999, the Federal Reserve Board (the Fed) had already implemented two interest-rate hikes. They did so in response to concerns that unsustainable economic growth might ignite inflationary pressures. While inflation had not yet accelerated, early warning signs included very low unemployment, high levels of consumer spending and borrowing, and rising commodities prices. When the economy subsequently gained momentum, the Fed raised short-term interest rates again in November, February and March. These increases were quickly reflected in lower bond prices.

  3   OPPENHEIMER STRATEGIC INCOME FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

"By focusing on bonds providing above-average income streams, we helped offset the effects of declining bond prices on the portfolio."

The bond market was also influenced by supply-and-demand factors. For example, U. S. Treasury securities provided the least attractive returns during the reporting period because of a fall-off in investor demand. In a robust economic environment, investors appeared to prefer higher yielding, credit-sensitive bonds--such as corporate and emerging-markets securities--over interest-rate-sensitive bonds such as U. S. Treasury securities.

What was your strategy for managing the Fund in this environment?

Our goal during the period was to avoid interest-rate-sensitive securities and emphasize higher yielding, credit-sensitive securities. As such, we increased our exposure to credit-sensitive bonds such as high yield corporate securities, emerging-market bonds and certain types of mortgage-backed securities. By focusing on bonds providing above-average income streams, we helped offset the effects of declining bond prices on the portfolio.

While U. S. Treasuries comprised only about 6% of the portfolio, we emphasized long-term issues, which benefited the Fund.1 Since the beginning of the year, despite falling bond prices in the overall market, the limited supply and high demand for longer-term assets pushed prices of 30-year Treasuries up and yields down. As a result, long bonds actually outperformed shorter issues.

  4   OPPENHEIMER STRATEGIC INCOME FUND

Average Annual
Total Returns
For the Periods Ended 3/31/00[1]

Class A
1-Year	5-Year	10-Year

0.13%	7.24%	8.64%

Class B		Since
1-Year	5-Year	Inception

-0.47%	7.22%	7.27%

Class C		Since
1-Year	5-Year	Inception

3.15%	N/A	6.51%

Class Y		Since
1-Year	5-Year	Inception

5.28%	N/A	3.29%
Because of ongoing market volatility, the Fund's returns may fluctuate and may be less than the results shown.

How did the various bond market sectors affect the Fund's performance?

Of the three credit-sensitive market sectors in which we invest, emerging-market bonds contributed the most to performance. Consistent with our contrarian investment style, we purchased many of our emerging-market holdings in 1998, when they were out-of-favor as a result of the global financial crisis. We bought many of these bonds when they were inexpensive, and their prices have since risen as market conditions and investor interest improved. As of March 31, emerging-market bonds comprised about 20% of the Fund's portfolio.2

In the mortgage-backed securities market sector, our holdings of "interest only" bonds performed well. Unlike most fixed income securities, prices of "interest only" bonds appreciate when interest rates rise. At the end of the reporting period, interest-only bonds comprised about 5% of the portfolio, while the entire mortgage-backed securities sector accounted for about 25% of assets.2

How did the remaining market sectors fare?

Our holdings of high yield corporate bonds provided modestly positive returns. Although high yield bonds generally outperformed U.S. Treasury securities during the period, they were adversely affected by their own, unique supply-and-demand influences. When interest rates began to rise in 1999, corporations began to issue more debt in order to avoid potentially higher interest rates in 2000. However, investor demand fell as stocks continued to generate high returns. This relative imbalance constrained the performance of high yield corporate bonds.

  1. See notes on page 8 for further details.
  2. The Fund's portfolio is subject to change.

  5   OPPENHEIMER STRATEGIC INCOME FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

Standardized Yields[3]
For the 30 Days Ended 3/31/00
Class A	10. 39%
Class B	10. 15
Class C	10. 14
Class Y	11. 00

Our holdings of foreign bonds from developed markets were somewhat hurt by the strength of the U. S. dollar relative to most European currencies, including the Euro. European economies are generally growing at slower rates than the U. S. economy, making U. S. investments more attractive to domestic and foreign investors alike. In Japan, the relationship between the Japanese yen and the U. S. dollar has been relatively stable. However, poor economic conditions in Japan have led to relatively unattractive low bond yields.

What is your outlook for the markets?

We remain optimistic. We expect the Fed to continue to tighten U. S. monetary policy by raising short-term interest rates until they see evidence that the economy is slowing. In our view, investors currently expect to see several more modest interest-rate increases, which we believe have already been priced into the market. Therefore, we believe that any further price erosion should be limited.

If interest rates rise and the economy slows, the most substantial effects may be felt in the stock market and the high yield markets. If highly valued stocks experience a sharp correction because of investors' expectations of lower corporate profits, investors may turn to the higher quality, lower yielding sectors of the bond market. We would likely seek to take advantage of such a situation by employing various sophisticated hedging strategies, rather than dramatically restructuring the portfolio.

3. Standardized yield is based on net investment income for the 30-day period ended March 31, 2000. Falling share prices will tend to artificially raise yields.

  6   OPPENHEIMER STRATEGIC INCOME FUND

Portfolio Allocation4

U. S. Corporate	34. 4%
U. S. Government	30. 9
Foreign Corporate	6. 0
Foreign Government	18. 9
Other	9. 8

Regardless of future economic events, however, we intend to continue to manage the Fund in a way that takes advantage of the changing relationships among the various sectors of the bond market. In fact, adhering to our long-term investment approach is an important part of what it means at OppenheimerFunds to be The Right Way to Invest.

Corporate Bonds & Notes-Top Ten Industries[5]
Media/Entertainment: Telecommunications	8. 6%
Media/Entertainment: Wireless Communications	4. 5
Media/Entertainment: Cable/Wireless Video	4. 0
Transportation	3. 4
Financial	2. 0
Gaming/Leisure	2. 0
Energy	1. 9
Service	1. 6
Media/Entertainment: Diversified Media	1. 5
Chemicals	1. 5

4. Portfolio data is subject to change. Percentages are as of March 31, 2000, and are dollar-weighted based on total market value of investments. The Fund may invest without limit in below-investment-grade securities, which carry a greater risk that the issuer may default on principal or interest payments, and in foreign securities, which entail higher expenses and risks, such as currency fluctuation.

5. Portfolio data is subject to change. Percentages are as of March 31, 2000, and are based on net assets.

  7   OPPENHEIMER STRATEGIC INCOME FUND

NOTES

In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, maybe worth more or less than the original cost. For quarterly updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns and yields shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Class A shares were first publicly offered on 10/16/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%. The Fund's maximum sales charge for Class A shares was lower prior to 2/1/93, so actual performance may have been higher.

Class B shares of the Fund were first publicly offered on 11/30/92. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "life-of-class" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0. 75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 5/26/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0. 75% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

  8   OPPENHEIMER STRATEGIC INCOME FUND

Financials

  9  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS March 31, 2000/Unaudited

	Principal Amount[1]	Market Value See Note 1

Mortgage-Backed Obligations-25. 6%

Government Agency-16. 0%

FHLMC/FNMA/Sponsored-13. 8%
Federal Home Loan Mortgage Corp. , 8%, 5/15/27	$37,500,000	$37,646,625

Federal Home Loan Mortgage Corp. , Collateralized Mtg.
Obligations, Gtd. Multiclass Mtg. Participation Certificates:
11.50%, 10/1/16[2]	2,182,810	2,355,885
Series 1252, Cl. J, 8%, 5/15/22	7,000,000	7,188,090
Series 1562, Cl. C, 7%, 3/15/21	10,000,000	9,853,100
Series 1993, Cl. PE, 6.50%, 9/15/27	21,076,000	18,731,295
Series 2081, Cl. PB, 6.25%, 6/15/24	14,000,000	13,300,000
Series 2132, Cl. GA, 6.15%, 2/15/27	1,822,282	1,730,021
Series 2149, Cl. EA, 6.50%, 9/15/26	8,561,506	8,304,661
Series 2199, Cl. PH, 7%, 12/15/28	10,000,000	9,768,700
Series 2216, Cl. C, 6%, 2/15/30	25,000,000	22,460,937

Federal Home Loan Mortgage Corp. , Gtd. Multiclass Mtg.
Participation Certificates:
10%, 5/1/20	1,075,779	1,148,051
10.50%, 5/1/20	2,222,421	2,359,967
12%, 6/1/17	4,557,116	5,064,095

Federal Home Loan Mortgage Corp. , Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 15.345%, 6/1/26[3]	5,627,985	1,745,115
Series 192, Cl. IO, 9.33%-12.83%, 2/1/28[3]	82,040,057	25,631,110
Series 194, Cl. IO, 10.61%, 4/1/28[3]	135,440,207	43,393,773
Series 197, Cl. IO, 11.25%, 4/1/28[3]	265,423,093	83,380,177
Series 199, Cl. IO, 18.28%, 8/1/28[3]	372,144,113	120,772,394
Series 202, Cl. IO, 9.59%-9.85%, 4/1/29[3]	50,881,582	16,798,873
Series 203, Cl. IO, 10.05%-10.37%, 6/15/29[3]	54,690,758	18,389,767
Series 303, Cl. IO, 14.33%, 11/1/29[3]	16,035,103	5,261,518
Series 2178, Cl. PI, 10.01%, 8/15/29[3]	22,989,733	5,345,113

Federal Home Loan Mortgage Corp. , Mtg.-Backed Certificates, 10%, 4/1/20	1,322,454	1,395,678

Federal Home Loan Mortgage Corp., Principal-Only
Stripped Mtg.-Backed Security, Series 1688, Cl. PO, 8. 52%,
3/15/14[4]	9,459,885	5,398,047

Federal National Mortgage Assn.:
6.50%, 1/1/29	5,995,799	5,626,518
6.50%, 4/1/13[2]	166,000,000	159,826,460
7%, 2/1/03[2]	20,000,000	19,646,800
7.50%, 4/25/27[2]	127,900,000	125,721,863
9.50%, 4/1/20-11/25/27	1,027,372	1,075,395
10.50%, 10/1/19	902,717	977,471
11%, 10/15/15-2/1/26	2,734,404	3,018,497
12%, 2/15/16	1,795,175	2,015,085
15%, 4/15/13	1,579,253	1,878,819

Federal National Mortgage Assn. , Collateralized Mtg.
Obligations, Gtd. Multiclass Mtg. Participation
Certificates, Trust 1998-19, Cl. PK, 6%, 9/18/26	16,200,000	14,934,294

10  OPPENHEIMER STRATEGIC INCOME FUND

	Principal Amount[1]	Market Value See Note 1

FHLMC/FNMA/Sponsored Continued
Federal National Mortgage Assn. , Collateralized Mtg. Obligations, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:

Trust 1994-27, Cl. PH, 6.50%, 9/25/22	$4,045,000	$3,926,158
Trust 1997-63, Cl. PC, 6.50%, 3/18/26	8,470,400	8,210,952
Trust 1999-64, Cl. KH, 6.50%, 1/25/30	10,522,000	9,785,460
Trust 2000-5, Cl. A, 6.50%, 9/25/25	19,836,163	19,148,047
Trust 2000-6, Cl. PE, 6.50%, 1/25/24	25,108,000	24,229,220

Federal National Mortgage Assn. , Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1989-6, Cl. K, 7%, 9/18/14	9,612,000	9,227,520
Trust 1995-4, Cl. PC, 8%, 5/25/25	8,692,100	8,966,423
Trust 1999-47, Cl. TC, 7%, 9/18/29	20,000,000	19,325,000

Federal National Mortgage Assn. , Interest-Only Stripped
Mtg.-Backed Security:
Trust 294, Cl. 2, 12.82%, 2/1/28[3]	166,617,736	52,718,893
Trust G93-15, Cl. JA, 13.55%, 4/25/23[3]	5,668,162	1,535,675

Federal National Mortgage Assn. , Principal-Only Stripped
Mtg.-Backed Security, Trust 1996-15, Cl. J, 6.05%, 2/25/24[4]	15,836,575	7,730,229

		966,947,771

GNMA/Guaranteed-2. 2%
Government National Mortgage Assn. :
7%, 1/15/28-8/15/28	36,706,404	35,595,678
7%, 1/20/30[2]	20,000,000	19,295,000
8%, 1/15/28-9/15/28	11,773,468	11,920,050
8%, 4/15/30[2]	20,000,000	20,228,200
12.50%, 11/15/15-12/15/13	10,320,317	11,742,663
13%, 10/15/15[5]	14,620,053	16,835,869
13.50%, 6/15/15	17,948,507	20,836,961

Government National Mortgage Assn. , Collateralized Mtg.
Obligations, Series 2000-10, Cl. AT, 7%, 9/16/24	10,130,416	9,829,644

U. S. Department of Veterans Affairs, Interest-Only Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Vendee Mtg. Trust:
Series 1992-2, Cl. IO, 13.31%, 9/1/22[3]	99,495,784	3,233,613
Series 1995-2B, Cl. 2-IO, 15.70%, 6/1/25[3]	10,096,536	305,262
Series 1995-3, Cl. 1-IO, 10.54%, 9/1/25[3]	266,422,014	3,704,931

		153,527,871

Private-9. 6%

Agricultural-0. 1%
Prudential Agricultural Credit, Inc. , Farmer Mac Agricultural
Real Estate Trust Sr. Sub. Mtg. Pass-Through Certificates:
Cl. B2, 9.545%, 1/15/03[6,7]	2,229,878	1,853,586
Cl. B3, 9.507%, 4/15/09[6,7]	5,532,876	4,042,458

		5,896,044

  11  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited/Continued

	Principal Amount[1]	Market Value See Note 1

Commercial-5. 5%
AMRESCO Commercial Mortgage Funding I Corp. ,
Multiclass Mtg. Pass-Through Certificates, Series 1997-C1:
Series 1992-2, Cl. G, 7%, 6/17/29[7]	$1,550,000	$1,213,117
Series 1992-2, Cl. H, 7%, 6/17/29[7]	1,600,000	1,173,750

Asset Securitization Corp. , Commercial Mtg. Pass-Through Certificates:
Series 1995-MD4, Cl. A-4, 7.384%, 8/13/29	5,000,000	4,707,812
Series 1995-MD4, Cl. A-5, 7.384%, 8/13/29	20,000,000	18,231,250
Series 1997-D4, Cl. B1, 7.525%, 4/14/29[6]	11,875,000	9,043,555
Series 1997-D4, Cl. B2, 7.525%, 4/14/29[6]	24,582,312	18,183,229
Series 1997-D4, Cl. B3, 7.525%, 4/14/29[6]	5,532,925	3,701,008
Series 1997-D5, Cl. B1, 6.93%, 2/14/41	7,700,000	5,339,469
Series 1997-D5, Cl. B2, 6.93%, 2/14/41	21,050,000	14,123,234
Series 1997-MD7, Cl. A1B, 7.41%, 1/13/30	7,000,000	6,860,000

CBA Mortgage Corp. , Mtg. Pass-Through Certificates:
Series 1993-C1, Cl. E, 6.72%, 12/25/03[6,7]	2,609,000	2,305,704
Series 1993-C1, Cl. F, 6.72%, 12/25/03[6,7]	14,300,000	11,145,063

Commercial Mortgage Acceptance Corp. , Collateralized Mtg.
Obligations, Series 1996-C1, Cl. E, 7.834%, 12/25/20[6,8]	3,000,000	2,860,313

CRIIMI MAE Trust I, Collateralized Mtg. Obligations,
Series 1996-C1, Cl. A2, 7.56%, 8/30/05[8]	6,300,000	5,920,523

CS First Boston Mortgage Securities Corp. , Mtg.
Pass-Through Certificates:
Series 1998-C1, Cl. F, 6%, 5/17/40[7]	5,500,000	3,248,438
Series 1999-C1, Cl. C, 7.29%, 9/15/09[6]	10,000,000	9,875,000

FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Series 1994-C1, Cl. 2-D, 8.70%, 9/25/25	2,500,000	2,475,000
Series 1994-C1, Cl. 2-E, 8.70%, 9/25/25	2,500,000	2,431,250
Series 1994-C1, Cl. 2-G, 8.70%, 9/25/25	4,870,000	4,681,288

First Chicago/Lennar Trust 1, Commercial Mtg.
Pass-Through Certificates:
Series 1997, Cl. D, 8.09%, 5/25/08[6,7]	8,500,000	7,020,469
Series 1997, Cl. E, 8.09%, 2/25/11[6,7]	14,500,000	10,571,406

First Union-Lehman Brothers Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 1997-C2, Cl. F, 7.50%, 9/18/15
	11,775,000	8,974,758

First Union-Lehman Brothers Commercial Mortgage Trust, Interest-Only Stripped Mtg. -Backed Security, Series 1998-C2, Cl. IO, 9.12%, 5/18/28[3]
	117,383,340	4,284,950

General Motors Acceptance Corp. , Collateralized Mtg. Obligations:
Series 1997-C1, Cl. G, 7.414%, 11/15/11	19,440,000	14,324,850
Series 1997-C2, Cl. F, 6.75%, 4/16/29	17,785,500	11,065,916

GMAC Commercial Mtg. Securities, Inc. , Mtg. Pass- Through Certificates, Interest-Only Stripped Mtg.-Backed Security, Series 1997-C1, Cl. X, 8.40%, 7/15/27[3]	169,188,592	12,953,502

  12  OPPENHEIMER STRATEGIC INCOME FUND

	Principal Amount[1]	Market Value See Note 1

Commercial Continued
GMAC Commercial Mtg. Securities, Inc., Sub. Bonds,
Series 1998-C2, Cl. D, 6.50%, 7/15/10	$14,583,523	$13,220,875

Lehman Brothers Commercial Conduit Mortgage Trust,
Mtg.-Backed Security, Series 1999-C2, Cl. C, 7.47%, 10/15/32	8,429,000	8,357,880

Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through Certificates, Series 1995-C2, Cl. D, 7.428%, 6/15/21[6]	2,287,935	2,259,158

Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
Series 1996-C1, Cl. E, 7.409%, 3/15/06[6,7]	9,365,000	7,784,656
Series 1996-C1, Cl. F, 7.409%, 2/15/28[6,8]	13,360,980	9,642,870
Series 1997-HF1, Cl. F, 6.86%, 2/15/10[7]	3,475,000	2,767,512
Series 1997-RR, Cl. D, 7.671%, 4/30/39[7]	2,950,158	2,246,269
Series 1997-RR, Cl. E, 7.781%, 4/30/39[6,7]	9,200,495	6,108,266
Series 1997-RR, Cl. F, 7.649%, 4/30/39[7]	30,801,658	17,114,172
Series 1997-XL1, Cl. F, 7.41%, 10/3/30[6]	7,000,000	6,541,719
Series 1997-XL1, Cl. G, 7.695%, 10/3/30[7]	14,358,000	12,006,878
Series 1997-MC1, Cl. F, 7.452%, 5/20/07[7]	2,939,000	2,204,250

Mortgage Capital Funding, Inc., Multifamily Mtg. Pass-Through Certificates, Series 1996-MC1, Cl. G, 7.15%, 6/15/06[8]	9,700,000	7,541,750

Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
Series 1993-C1, Cl. D, 9.45%, 5/25/24	3,242,076	3,226,626
Series 1994-C1, Cl. C, 8%, 6/25/26	5,101,582	5,077,669
Series 1994-C1, Cl. E, 8%, 6/25/26	5,384,438	5,195,563
Series 1994-C2, Cl. E, 8%, 4/25/25	17,579,133	17,274,245
Series 1994-C2, Cl. G, 8%, 4/25/25	5,483,223	5,257,041
Series 1995-C1, Cl. F, 6.90%, 2/25/27	5,191,956	4,716,974

Salomon Brothers Mortgage Securities VII, Commercial Mtg.
Pass-Through Certificates:
Series 1996-C1, Cl. E1, 9%, 1/20/06	4,550,000	4,153,297
Series 1996-C1, Cl. F1, 8.996%, 1/20/06[6]	9,632,000	7,160,790

Structured Asset Securities Corp., Multiclass Pass-Through Certificates:
Series 1995-C4, Cl. E, 8.744%, 6/25/26[6,7]	9,453,000	9,157,594
Series 1996-CFL, Cl. D, 7.034%, 2/25/28	14,220,000	14,077,800
Series 1999-C3, Cl. G, 7.33%, 3/20/02[6,7]	19,175,297	19,223,235

		389,031,943

Multifamily-0.9%
AMMC, Collateralized Bond Obligations, Sub. Bonds,
Series I, Cl. D1, 13.602%, 1/15/12[7]	10,000,000	9,725,000

Countrywide Funding Corp., Mtg. Pass-Through Certificates:
Series 1993-11, Cl. B1, 6.25%, 2/25/09	982,874	909,159
Series 1993-11, Cl. B3, 6.25%, 2/25/09[8]	573,346	215,542

GE Capital Mortgage Services, Inc., Collateralized Mtg. Obligations, Series 1998-9,
Cl. A10, 6.75%, 6/25/28	16,386,790	15,956,637

Goldman Sachs Asset Management, Sub. Collateralized Bond Obligations, Series 1A,
Cl. D, 12.54%, 6/13/11[7]	6,000,000	5,760,000

Multifamily Capital Access One, Inc., Series 1, Cl. D,
10.127%, 1/15/24[6,7]	3,576,000	2,965,286

  13  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited/Continued

	Principal Amount[1]	Market Value See Note 1

Multi-Family Continued Ocwen Capital Trust I, Collateralized Mtg. Obligations, Series 1999-OCA, Cl. 1, 9.50%, 4/1/29[7]	$7,315,299	$7,130,131

Option One Mortgage Trust, Collateralized Mtg. Obligations, Series 1999-1A, 10.06%, 3/1/29[7]	8,247,882	8,108,699

Salomon Brothers Mortgage Securities VII, Commercial Mtg. Pass-through Certificates, Series 1998-1A, 5%, 12/25/00	4,097,459	3,909,233

SBFT Mortgage Loans, Series 1999-1, Cl. D, 10.50%, 6/25/29[7]	10,732,469	10,467,511

		65,147,198

Other-0.2% DLJ Ltd., Collateralized Bond Obligations, Series 1A, Cl. C2, 11.96%, 4/15/11[7]	15,000,000	12,731,250

Residential-2.9% Ameriquest Finance Trust, Collateralized Mtg. Obligations:
Series 1999-1, Cl. D, 9.75%, 3/25/29	17,708,627	17,398,727
Series 2000-1, 8.50%, 8/17/01	5,000,000	4,931,250

Amortizing Residential Collateral Trust, Collateralized Mtg. Obligations, Trust 2000-BC1, Cl. B, 8.375%, 1/25/30[6,7]	2,767,000	2,767,000

Chase Commercial Mortgage Securities Corp., Commercial Mtg. Obligations, Series 1998-S1, Cl. A1, 6.75%, 5/25/28	17,691,150	17,154,887

Citicorp Mortgage Securities, Inc., Collateralized Mtg. Obligations:
Series 1998-3, Cl. A2, 6.75%, 5/25/28	6,620,376	6,183,845
Series 1999-7, Cl. A4, 7%, 9/25/29	12,645,000	12,103,541

Citicorp Mortgage Securities, Inc., Sub. Bonds:
Series 1993-5, Cl. B3, 7%, 4/25/23[7]	1,161,879	1,024,995
Series 1993-5, Cl. B4, 7%, 4/25/23[7]	878,904	479,003

Countrywide Funding Corp., Mtg. Pass-Through Certificates, Series 1993-12, Cl. B1, 6.625%, 2/25/24	3,279,779	2,951,289

Countrywide Home Loans, Collateralized Mtg. Obligations, Series 1998-11, Cl. A2, 6.75%, 8/25/28	10,656,000	9,733,590

Imperial CMB Trust, Collaterized Mtg. Obligations, Trust 1998-1, Cl. B, 7.25%, 11/25/29	3,530,402	3,411,251

NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I, Cl. ECFD, 8.75%, 12/25/28	18,811,503	18,094,315

Option One Mortgage Trust, Collateralized Mtg. Obligations, Series 1999-3, Cl. BB, 10.80%, 12/15/29	12,593,223	12,467,292

Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through Certificates, Series 1997-QS8, Cl. M3, 7.50%, 8/25/27	3,186,712	2,813,270

Residential Asset Securitization Trust, Asset-Backed Pass-Through Certificates:
Series 1996-A1, Cl. A8, 7.35%, 3/25/26	11,830,697	11,350,016
Series 1998-A12, Cl. A12, 6.80%, 11/25/28	10,740,000	9,766,688

Residential Asset Securitization Trust, Collateralized Mtg. Obligations, Non-Accelerated Security, Series 1997-A2, Cl. A8, 7.75%, 4/25/27	13,300,000	13,004,906

  14  OPPENHEIMER STRATEGIC INCOME FUND

	Principal Amount[1]	Market Value See Note 1

Residential Continued
Residential Funding Mortgage Securities I, Inc. , Collateralized Mtg.
Pass-Through Certificates, Series 1995-S17, Cl. A8, 7.50%, 12/26/25	$19,006,716	$18,816,649

Residential Funding Mortgage Securities I, Inc. , Mtg.
Pass-Through Certificates:
Series 1997-S12, Cl. A18, 6.75%, 8/25/27	11,188,000	10,380,366
Series 1998-S15, Cl. A10, 6.75%, 7/25/28	16,000,000	14,830,000

Ryland Mortgage Securities Corp. Sub. Bonds, Series 1993-3,
Cl. B2, 6.713%, 8/25/08	878,379	836,039

Salomon Brothers Mortgage Securities VII, Commercial Mtg.
Pass-Through Certificates, Series 1996-B, Cl. 1, 6.792%, 4/25/26[7]	14,139,393	9,287,814

Structured Asset Securities Corp. , Multiclass Pass-Through Certificates, Series 1999-1, 10%, 8/25/28	3,606,838	3,559,499

		203,346,232

Total Mortgage-Backed Obligations (Cost $1,807,446,598)		1,796,628,309

U. S. Government Obligations-6. 1%
U. S. Treasury Bonds:
6.125%, 11/15/27[9]	66,000,000	66,639,408
6.25%, 5/15/30	25,500,000	26,982,187
11.25%, 2/15/15	10,000,000	14,790,630
STRIPS, 6.17%, 5/15/18[10]	100,600,000	33,694,763
STRIPS, 6.24%, 2/15/20[10]	15,235,000	11, 010, 594
STRIPS, 6.55%, 8/15/14[10]	39,500,000	16,268,983
STRIPS, 6.57%, 2/15/19[10]	175,000,000	56,216,475
STRIPS, 6.83%, 11/15/21[10]	295,000,000	81,682,550

U. S. Treasury Nts. :
5.875%, 11/15/04	57,000,000	55,984,716
5.875%, 8/15/09	45,700,000	45,128,750
6.50%, 10/15/06[9]	16,000,000	16,165,008

Total U. S. Government Obligations (Cost $400,453,782)		424,564,064

Foreign Government Obligations-19. 4%

Argentina-1. 4%
Argentina (Republic of) Bonds:
12%, 2/1/20	3,220,000	3,308,550
Bonos de Consolidacion de Deudas, Series I, 3.013%, 4/1/07[6] [ARP]	8,982,049	6,644,111
Series PRE3, 3.013%, 9/1/02[6] [ARP]	6,184,440	5,634,293

Argentina (Republic of) Disc. Bonds, 6.875%, 3/31/23[6]	8,800,000	7,480,000

Argentina (Republic of) Global Unsec. Unsub. Bonds, Series BGL5, 11.375%, 1/30/17	4,791,000	4,671,225

Argentina (Republic of) Nts. :
11%, 12/4/05	3,252,000	3,178,830
11.75%, 2/12/07[8] [ARP]	3,100,000	2,922,919
Series REGS, 11. 75%, 2/12/07 [ARP]	17,290,000	16,302,346

  15   OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited/Continued

	Principal Amount[1]	Market Value See Note 1

Argentina Continued
Argentina (Republic of) Par Bonds, 6%, 3/31/23[6]	$10,640,000	$7,461,300

Argentina (Republic of) Unsec. Unsub. Medium-Term Nts.,
8.75%, 7/10/02 [ARP]	32,948,000	30,604,460

Argentina (Republic of) Unsec. Unsub. Nts., 11.75%, 4/7/09	6,580,000	6,514,200

City of Buenos Aires Bonds, Series 3, 10.50%, 5/28/04 [ARP]	5,490,000	4,888,055

		99,610,289

Brazil-2.8%
Brazil (Federal Republic of) Bonds:
12.25%, 3/6/30	14,040,000	13,569,660
12.75%, 1/15/20	16,020,000	15,838,774
Series 15 yr., 7%, 4/15/09[6]	20,245,000	17,157,637

Brazil (Federal Republic of) Debt Conversion Bonds:
Series 18 yr., 7%, 4/15/12[6]	7,179,000	5,447,066
Series 20 yr., 6.916%, 4/15/14	73,231,782	55,106,916
Series D, 5.938%, 4/15/12[6]	18,720,000	14,203,800

Brazil (Federal Republic of) Eligible Interest Bonds:
6.937%, 4/15/06[6]	14,991,120	13,641,919
6.937%, 4/15/06[6]	7,167,500	6,522,425

Brazil (Federal Republic of) Unsub. Bonds, 14.50%, 10/15/09	52,946,000	57,711,140

		199,199,337

Bulgaria-0.2%
Bulgaria (Republic of) Front-Loaded Interest Reduction Bearer Bonds, Tranche A, 2.75%, 7/28/12[6]	20,831,000	14,998,320

Canada-0.4%
Canada (Government of) Bonds:
7%, 12/1/06 [CAD]	30,365,000	22,072,247
Series J24, 10.25%, 2/1/04 [CAD]	4,150,000	3,261,972

		25,334,219

Colombia-0.1%
Colombia (Republic of) Unsec. Unsub. Bonds, 7.625%, 2/15/07	8,950,000	7,249,500

Denmark-0.4%
Nykredit AS, 7% Cv. Bonds, 10/1/29 [DKK]	218,370,000	28,116,839

Ecuador-0.0%
Ecuador (Republic of) Past Due Interest Bonds, 2/27/15[11,12]	118,192	33,094

Finland-0.2%
Finland (Republic of) Bonds, 9.50%, 3/15/04 [EUR]	15,305,101	17,017,795

France-1.1%
France (Government of) Obligations Assimilables du Tresor Bonds:
5.50%, 10/25/07 [EUR]	18,212,513	17,723,822
5.50%, 4/25/10 [EUR]	30,150,000	29,139,041

France (Government of) Treasury Nts., 3.50%, 7/12/04 [EUR]	31,170,000	28,313,024

		75,175,887

  16   OPPENHEIMER STRATEGIC INCOME FUND

	Principal Amount[1]	Market Value See Note 1

Germany-0. 6%
Germany (Republic of) Bonds:
6.25%, 3/4/04 [EUR]	$13,535,000	$13,597,281
Series 95, 7.375%, 1/3/05 [EUR]	23,985,000	25,234,896
Series 97, 6%, 1/4/07 [EUR]	6,000,000	6,012,394

		44,844,571

Great Britain-0. 4%
United Kingdom Treasury Nts., 8%, 6/10/03 [GBP]	15,390,000	25,766,975

Greece-0. 2%
Hellenic (Republic of) Bonds, 8.60%, 3/26/08 [GRD]	5,117,900,000	16,795,830

Hungary-0. 3%
Hungary (Government of) Bonds, Series 01/H, 13.50%, 6/12/01 [HUF]	6,036,160,000	23,240,647

Indonesia-0. 0%
Perusahaan Listr, 17% Nts., 8/21/01 [IDR]	9,000,000,000	1,184,445

PT Hutama Karya Medium-Term Nts., Zero Coupon, 9/3/1998[7,11,12] [IDR]	25,000,000,000	908,190

		2,092,635

Italy-0. 7%
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali:
6%, 11/1/07 [EUR]	15,970,000	15,859,341
8.50%, 1/1/04 [EUR]	14,042,926	15,024,666
8.75%, 7/1/06 [EUR]	9,430,784	10,679,378
10.50%, 4/1/05 [EUR]	4,287,711	5,050,683

		46,614,068

Ivory Coast-0. 1%
Ivory Coast (Government of) Front Loaded Interest Reduction Bonds, 2%, 3/29/18[6]	87,000	15,877

Ivory Coast (Government of) Past Due Interest Bonds, Series F, 1.90%, 3/29/18[6] [FRF]	111,406,500	3,290,991

		3,306,868

Japan-0. 7%
Japan (Government of) 10 yr. Bonds:
Series 135, 7.20%, 12/20/00 [JPY]	747,900,000	7,636,871
Series 136, 6.90%, 12/20/00 [JPY]	3,838,000,000	39,145,243

		46,782,114

Jordan-0. 0%
Hashemite (Kingdom of Jordan) Disc. Bonds, 7%, 12/23/23[6]	3,710,000	3,014,375

Mexico-1. 8%
Fideicomiso Petacalco Trust Nts., 10.16%, 12/23/09[8]	3,000,000	3,007,500

Mexican Williams Sr. Nts., 6.773%, 11/15/08[6]	1,500,000	1,410,000

  17  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited/Continued

	Principal Amount[1]	Market Value See Note 1

Mexico Continued
United Mexican States Bonds:
11.375%, 9/15/16	$64,564,000	$76,669,750
Series A, 6.932%, 12/31/19[6]	8,385,000	8,280,187

United Mexican States Collateralized Fixed Rate Par Bonds:
Series W-A, 6.25%, 12/31/19	7,590,000	6,479,962
Series W-B, 6.25%, 12/31/19	16,933,000	14,456,549

United Mexican States Disc. Bonds:
Series B, 6.942%, 12/31/19[6]	3,695,000	3,637,266
Series C, 6.836%, 12/31/19[6]	3,695,000	3,648,813
Series D, 6.902%, 12/31/19[6]	9,880,000	9,756,500

		127,346,527

Nigeria-0. 0%
Nigeria (Federal Republic of) Promissory Nts. , Series RC, 5.092%, 1/5/10	4,311,564	2,552,179

Norway-0. 5%
Norway (Government of) Bonds, 9.50%, 10/31/02 [NOK]	275,380,000	34,908,703

Panama-0. 3%
Panama (Republic of) Interest Reduction Bonds, 4.25%, 7/17/14[6]	12,690,000	10,215,450

Panama (Republic of) Past Due Interest Debs. , 6.381%, 7/17/16[6]	8,435,966	7,160,027

		17,375,477

Peru-0. 8%
Peru (Republic of) Sr. Nts. , Zero Coupon, 4.53%, 2/28/16[10]	118,079,952	55,084,298

Poland-1. 2%
Poland (Republic of) Bonds:
12%, 6/12/01 [PLZ]	113,096,000	25,935,806
13%, 2/12/01 [PLZ]	10,893,000	2,542,887
Series 0205, 8.50%, 2/12/05 [PLZ]	87,889,000	18,064,121
Series 0600, 14%, 6/12/00 [PLZ]	15,000,000	3,590,628
Series 1000, 13%, 10/12/00 [PLZ]	95,396,000	22,471,597
Series 1003, 12%, 10/12/03 [PLZ]	31,680,000	7, 222, 841
Series 1201, Zero Coupon, 13.83%, 12/21/01[10] [PLZ]	36,440,000	6,760,527

		86,588,407

Russia-2. 2%
Russia (Government of) Debs. , 12/15/15[11,12]	1,025,618	302,557

Russia (Government of) Principal Loan Debs. , Series 24 yr. , 12/15/20[11,12]	212,010,000	61,482,900

Russia (Government of) Sr. Unsec. Unsub. Nts. , 11.75%, 6/10/03	4,485,000	4,042,106

Russia (Government of) Unsec. Bonds, 11%, 7/24/18	27,900,000	20,680,875

  18  OPPENHEIMER STRATEGIC INCOME FUND

	Principal Amount[1]	Market Value See Note 1

Russia Continued
Russian Federation Unsec. Unsub. Nts.:
8.75%, 7/24/05	$23,260,000	$17,241,475
10%, 6/26/07	22,600,000	16,780,500
12.75%, 6/24/28	23,525,000	20,217,385

Russian Ministry of Finance Debs., Series V, 3%, 5/14/08	25,980,000	9,612,600

		150,360,398

South Africa-0.5%
South Africa (Republic of) Bonds, Series 150, 12%, 2/28/05 [ZAR]	245,237,000	35,392,671

Spain-0.3%
Spain (Kingdom of) Gtd. Bonds, Bonos y Obligacion del Estado:
4.50%, 7/30/04 [EUR]	13,098,249	12,296,828
6%, 1/31/08 [EUR]	5,853,857	5,821,530

		18,118,358

Sweden-1.3%
Sweden (Kingdom of) Bonds, Series 1034, 9%, 4/20/09 [SEK]	602,300,000	87,490,175

Turkey-0.1%
Turkey (Republic of) Sr. Unsec. Unsub. Nts., 11.875%, 1/15/30	9,176,000	9,754,088

Venezuela-0.8%
Venezuela (Republic of) Bonds, 9.25%, 9/15/27	18,763,000	12,468,952

Venezuela (Republic of) Disc. Bonds, Series DL, 7%, 12/18/07[6]	26,210,285	21,164,806

Venezuela (Republic of) New Money Bonds:
Series A, 7.125%, 12/18/05[6]	19,559,999	16,051,425
Series B, 7%, 12/18/05[6]	8,470,588	6,951,176
Series P, 7%, 12/18/05[6]	2,294,117	1,882,610

		58,518,969

Vietnam-0.0%
Vietnam (Government of) Bonds, 3.25%, 3/12/28[6]	1,932,000	644,805

Total Foreign Government Obligations (Cost $1,361,452,804)		1,363,328,418

Loan Participations-1.1%
Algeria (Republic of) Reprofiled Debt Loan Participation Nts., Tranche 1, 7.188%, 9/4/06[6,7]	2,266,535	1,847,226

Algeria (Republic of) Trust III Nts.:
Tranche 3, 1%, 3/4/10[6,7] [JPY]	2,269,718,000	13,222,410
Tranche 3, 7.188%, 3/4/10[6,7]	11,305,000	8,535,275

Central Bank of Indonesia Gtd. Nts.:
Series 3, 9.625%, 8/25/01[6,7]	9,000,000	8,190,000
Series 4, 9.875%, 8/25/02[6,7]	1,620,000	1,417,500

  19  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited/Continued

	Principal Amount[1]	Market Value See Note 1

Loan Participations Continued
Deutsche Bank AG, Bank Mandiri Loans:
Series 3C, 7.382%, 6/1/03[6,7]	$800,000	$680,000
Series 4C, 7.382%, 6/1/04[6,7]	800,000	656,000
Series 5 yr., 7.382%, 6/1/05[6,7]	650,000	516,750

ING Barings LLC, Bank Mandiri Loan, Series 5C, 7.313%, 6/1/05[6,7]	300,000	249,000

PT Bank Ekspor Impor Indonesia Nts.:
Series 2 yr., 9.375%, 8/25/00[6,7]	900,000	859,500
Series 3 yr., 9.625%, 8/25/01[6,7]	1,350,000	1,228,500

PT Bank Negara Indonesia Gtd. Nts.:
Series 2 yr., 9.375%, 8/25/00[6,7]	3,000,000	2,865,000
Series 3 yr., 9.625%, 8/25/01[6,7]	2,500,000	2,275,000

Salomon Smith Barney, Inc., Bank Umum Loans:
Series C, 8.906%, 8/25/02[6,7]	400,000	350,000
Series C, 9.156%, 8/25/01[6,7]	1,300,000	1,183,000

Shoshone Partners Loan Trust Sr. Nts., 7.799%, 4/28/02 (representing a basket of reference loans and a total return swap between Chase Manhattan Bank and the Trust)[6,7]	39,790,000	33,705,090

Total Loan Participations (Cost $76,885,238)		77,780,251

Corporate Bonds and Notes-41. 5%

Aerospace/Defense-0. 7%
BE Aerospace, Inc., 9.50% Sr. Unsec. Sub. Nts., 11/1/08	5,800,000	5,017,000

Constellation Finance LLC, 9.80% Airline Receivable Asset-Backed Nts., Series 1997-1, 9.80%,1/1/01[7]	7,500,000	7,050,000

Fairchild Corp., 10.75% Sr. Unsec. Sub. Nts., 4/15/09	10,350,000	5,226,750

GPA Delaware, Inc., 9.75%,12/10/01	2,000,000	1,953,750

Greater Toronto Airports Authority, 5.40% Debs., 12/3/02 [CAD]	10,005,000	6,744,175

Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06	4,600,000	2,967,000

Pegasus Aircraft Lease Securitization Trust,11.76% Sr. Nts.,
Series 1997-A, Cl. B, 6/15/04[7]	3,645,634	3,704,329

Pentacon, Inc., 12.25% Sr. Unsec. Nts., Series B, 4/1/09	9,350,000	5,843,750

SC International Services, Inc., 9.25% Sr. Sub. Nts., Series B, 9/1/07	10,150,000	9,414,125

		47,920,879

Chemicals-1. 5%
Avecia Group plc,11% Sr. Unsec. Nts., 7/1/09	7,500,000	7,443,750

ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B,12/1/07	2,500,000	381,250

Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09	6,650,000	6,450,500
10.125% Sr. Unsec. Sub. Nts., 7/1/09 [EUR]	12,500,000	12,424,749
Zero Coupon Sr. Unsec. Disc. Nts.,13.09%,12/31/09[10]	26,140,000	7,711,300

  20  OPPENHEIMER STRATEGIC INCOME FUND

	Principal Amount[1]	Market Value See Note [1]

Chemicals Continued
Lyondell Chemical Co.:
9. 875% Sec. Nts., Series B, 5/1/07	$13,450,000	$12,878,375
10.875% Sr. Sub. Nts., 5/1/09	9,775,000	9,261,812

NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03	9,090,000	9,362,700

PCI Chemicals Canada, Inc., 9.25% Sec. Nts., 10/15/07[7]	4,375,000	3,609,375

Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07	5,020,000	4,267,000

Polymer Group, Inc., 9% Sr. Sub. Nts., 7/1/07	2,990,000	2,616,250

Polytama International Finance BV, 11.25% Sec. Nts., 6/15/07[7,11,12]	6,512,761	1,156,015

Reliance Industries Ltd.:
10.25% Unsec. Debs., Series B, 1/15/97	8,700,000	8,140,921
10.25% Unsec. Nts., Series B, 1/15/97[8]	2,000,000	1,871,476

Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09[8]	5,200,000	4,446,000

Sterling Chemicals, Inc.:
11.75% Sr. Unsec. Sub. Nts., 8/15/06	10,065,000	8,555,250
12.375% Sr. Sec. Nts., Series B, 7/15/06	1,700,000	1,742,500

		102,319,223

Consumer Durables-0.2%
Boyds Collection Ltd. (The), 9% Sr. Unsec. Sub. Nts., Series B, 5/15/08	4,296,000	3,887,880

Holmes Products Corp.:
9.875% Sr. Sub. Nts., Series C, 11/15/07	2,000,000	1,410,000
9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07	6,110,000	4,307,550

Icon Health & Fitness, Inc., 12% Unsec. Nts., 7/15/05[7]	3,596,400	1,978,020

TAG Heuer International SA, 12% Sr. Sub. Nts., 12/15/05[7]	4,705,000	5,106,421

		16,689,871

Consumer Nondurables-0.7%
AKI Holdings, Inc.:
0%/13.50% Sr. Disc. Debs., 7/1/09[13]	3,850,000	1,838,375
10.50% Sr. Unsec. Nts., 7/1/08	3,350,000	2,872,625

Bell Sports, Inc., 11% Sr. Unsec. Sub. Nts., Series B, 8/15/08	9,555,000	9,411,675

Fruit of the Loom, Inc., 8.875% Sr. Unsec. Nts., 4/15/06[12]	1,450,000	68,875

Globe Manufacturing Corp., 10% Sr. Unsec. Sub. Nts., Series B, 8/1/08	4,550,000	1,751,750

Indorayon International Finance Co. BV, 10% Gtd. Unsec. Unsub. Nts.,
3/29/01[7,11,12]	1,850,000	462,500

Phillips-Van Heusen Corp., 9.50% Sr. Unsec. Sub. Nts., 5/1/08	3,750,000	3,468,750

PT Inti Indorayon Utama, 9.125% Sr. Nts., 10/15/00[11,12]	4,025,000	935,812

Revlon Consumer Products Corp.:
8.625% Sr. Unsec. Sub. Nts., 2/1/08	4,850,000	2,158,250
9% Sr. Nts., 11/1/06	5,485,000	3,921,775

Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05	10,300,000	10,197,000

  21  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount[1]	Market Value See Note 1

Consumer Non-Durables Continued
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08	$6,340,000	$1,933,700

Williams (J.B.) Holdings, Inc., 12% Sr. Nts., 3/1/04	6,300,000	6,520,500

		45,541,587

Energy-1.9%
Chesapeake Energy Corp.:
8.50% Sr. Nts., 3/15/12	2,000,000	1,630,000
9.125% Sr. Unsec. Nts., 4/15/06	1,491,000	1,326,990
9.625% Sr. Unsec. Nts., Series B, 5/1/05	5,800,000	5,408,500

Clark Refinancing & Marketing, Inc., 8.875% Sr. Sub. Nts., 11/15/07	9,795,000	5,925,975

Clark USA, Inc., 10.875% Sr. Nts., Series B, 12/1/05	2,000,000	1,010,000

Denbury Management, Inc., 9% Sr. Sub. Nts., 3/1/08	4,450,000	4,005,000

Empresa Electric del Norte Grande SA, 10.50% Sr. Debs., 6/15/05[8]	1,300,000	562,250

Forcenergy, Inc., 9.50% Sr. Sub. Nts., 11/1/06[7,11,12]	8,150,000	6,479,250

Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09	9,735,000	9,004,875

Gothic Energy Corp., 0%/14.125% Sr. Disc. Nts., 5/1/06[13]	18,450,000	6,549,750

Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B, 5/1/05[8]	11,825,000	10,110,375

Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08[7]	5,925,000	3,762,375

Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp.,
10.375% Sr. Unsec. Sub. Nts., Series B, 6/1/09[7]	7,000,000	7,210,000

National Energy Group, Inc., 10.75% Sr. Nts., Series D, 11/1/06[11,12]	6,955,000	4,416,425

Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08	12,250,000	10,228,750

Parker Drilling Co., 9.75% Sr. Unsec. Nts., Series D, 11/15/06	4,600,000	4,381,500

Pogo Producing Co., 8.75% Sr. Sub. Nts., Series B, 5/15/07	9,185,000	8,656,862

R&B Falcon Corp., 12.25% Sr. Unsec. Nts., 3/15/06	8,500,000	9,180,000

RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08	20,215,000	10,410,725

RBF Finance Co., 11% Sr. Sec. Nts., 3/15/06	7,275,000	7,638,750

Statia Terminals International/Statia Terminals (Canada), Inc.,
11.75% First Mtg. Nts., Series B, 11/15/03	1,775,000	1,788,312

Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07	9,460,000	8,821,450

Universal Compression Holdings, Inc.:
0%/9.875% Sr. Disc. Nts., 2/15/08[13]	8,725,000	5,016,875
0%/11.375% Sr. Disc. Nts., 2/15/09[13]	2,400,000	1,188,000

		134,712,989

Financial-2. 0%
AB Spintab, 5.50% Bonds, Series 169, 9/17/03 [SEK]	110,100,000	12,589,279

AMRESCO, Inc.:
9.875% Sr. Sub. Nts., Series 98-A, 3/15/05	6,485,000	4,831,325
10% Sr. Sub. Nts., Series 97-A, 3/15/04	7,050,000	5,252,250

  22  OPPENHEIMER STRATEGIC INCOME FUND

	Principal Amount[1]	Market Value See Note 1

Financial Continued
ASAT Finance LLC, Units (each unit consists of $1,000 principal amount of 12.50% sr. nts., 11/1/06 and one warrant to purchase
shares of common stock)[8,14]	$ 2,200,000	$2,629,000

Bakrie Investindo, Zero Coupon Promissory Nts., 7/10/1998[7,11,12] [IDR]	27,000,000,000	535,007

Banco Nacional de Mexico SA, 11% Sub. Exchangeable
Capital Debs., 7/15/03	4,900,000	5,056,187

Bank Plus Corp., 12% Sr. Nts., 7/18/07	4,167,000	3,166,920

Federal Home Loan Bank Unsec. Unsub. Nts., 5.625%, 6/10/03 [GBP]	3,555,000	5,470,017

Hanvit Bank, 0%/12.75% Unsec. Sub. Nts., 3/1/10[8,13]	19,440,000	20,193,300

IBJ Preferred Capital Co. (The) LLC, 8.79% Bonds, 12/29/49[6,8]	6,550,000	6,249,551

LaBranche & Company, Inc., 12% Sr. Sub. Nts., 3/1/07[8]	5,900,000	5,841,000

Local Financial Corp., 11% Sr. Nts., 9/8/04[8]	10,000,000	10,050,000

Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27	5,350,000	3,129,750

Ocwen Financial Corp., 11.875% Nts., 10/1/03	9,275,000	8,579,375

Ongko International Finance Co. BV, 10.50% Gtd. Nts., 3/29/04[7,11,12]	4,970,000	173,950

Parametric RE Ltd., 10.331% Nts., 11/19/07[6,8]	2,400,000	2,457,000

PT Polysindo Eka Perkasa:
11% Nts., 6/18/03[7,11,12]	11,350,000	1,475,500
24% Nts., 6/19/03[11,12] [IDR]	6,484,800,000	111,364

SanLuis Corp., SA de CV, 8.875% Sr. Unsec. Nts., 3/18/08	4,588,000	4,232,430

Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B, 4/1/08	20,585,000	17,960,412

SBS Agro Finance BV, 10.25% Bonds, 7/21/00[7,11,12]	14,961,000	935,062

Southern Pacific Funding Corp., 11.50% Sr. Nts., 11/1/04[11,12]	7,580,000	3,676,300

Sovereign Bancorp, Inc., 10.50% Sr. Unsec. Nts., 11/15/06	6,400,000	6,360,000

Veritas Capital Trust, 10% Nts., 1/1/28	3,525,000	2,123,812

Veritas Holdings, Inc., 9.625% Sr. Nts., 12/15/03[7]	6,117,000	5,780,565

		138,859,356

Food & Drug 0.5%
AmeriKing, Inc., 10.75% Sr. Nts., 12/1/06	7,600,000	6,498,000

Family Restaurants, Inc.:
9.75% Sr. Nts., 2/1/02	21,100,000	8, 967,500
10.875% Sr. Sub. Disc. Nts., 2/1/04	4,800,000	2,016,000

Fleming Cos., Inc., 10.625% Sr. Sub. Nts., Series B, 7/31/07	16,255,000	14,304,400

Pathmark Stores, Inc.:
10.75% Jr. Sub. Deferred Coupon Nts., 11/1/03	2,500,000	212,500
12.625% Sub. Nts., 6/15/02	3,000,000	915,000

Shoppers Food Warehouse Corp., 9.75% Sr. Nts., 6/15/04	3,225,000	3,386,250

		36,299,650

  23   OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount[1]	Market Value See Note 1

Food/Tobacco-0. 5%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08	$ 2,100,000	$745,500

Canandaigua Brands, Inc., 8.50% Sr. Unsec. Sub. Nts., 3/1/09	1,500,000	1,391,250

Chiquita Brands International, Inc., 10% Sr. Nts., 6/15/09	1,975,000	1,540,500

Del Monte Foods Co., 0%/12. 50% Sr. Disc. Nts., Series B, 12/15/07[13]	6,581,000	4,935,750

Doane Pet Care Co., 9.75% Sr. Unsec. Sub. Nts., 5/15/07	2,197,000	1,988,285

Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05	7,560,000	6,388,200

Purina Mills, Inc., 9% Sr. Unsec. Sub. Nts., 3/15/10[7,11,12]	2,000,000	510,000

SmithField Foods, Inc., 7.625% Sr. Unsec. Sub. Nts., 2/15/08	2,800,000	2,436,000

Sparkling Spring Water Group Ltd., 11. 50% Sr. Sec. Sub. Nts., 11/15/07	12,550,000	10,102,750

Triarc Consumer Products Group LLC, 10.25% Sr. Sub. Nts., 2/15/09	5,300,000	5,035,000

		35,073,235

Forest Products/Containers-1. 1%
Ainsworth Lumber, Inc., 12.50% Sr. Nts., 7/15/07[15]	1,000,000	1,060,000

American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05[11,12]	6,112,000	511,880

Ball Corp.:
7.75% Sr. Unsec. Nts., 8/1/06	3,300,000	3,110,250
8.25% Sr. Unsec. Sub. Nts., 8/1/08	3,300,000	3,052,500

Consumers International, Inc., 10.25% Sr. Sec. Nts., 4/1/05	5,875,000	4,024,375

Domtar, Inc., 10.85% Debs., 8/5/17 [CAD]	1,700,000	1,441,393

Fletcher Challenge Finance U.S. A., Inc., 8.05% Debs., 6/15/03 [NZD]	4,755,000	2,323,814

Fletcher Challenge Ltd.:
10% Cv. Unsec. Sub. Nts., 4/30/05 [NZD]	4,900,000	2,460,866
14.50% Cv. Sub. Nts., 9/30/00 [NZD]	4,900,000	2,511,897

Gaylord Container Corp., 9.75% Sr. Nts., 6/15/07	2,800,000	2,534,000

Packaging Corp. of America, 9.625% Sr. Unsec. Sub. Nts., 4/1/09	4,800,000	4,752,000

Repap New Brunswick, Inc.:
9% First Priority Sr. Sec. Nts., 6/1/04	3,100,000	2,937,250
10.625% Second Priority Sr. Sec. Nts., 4/15/05	2,400,000	2,148,000

Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07	11,290,000	11,120,650
10.875% Sr. Sub. Nts., 4/1/08	8,280,000	7,824,600

SD Warren Co., 14% Unsec. Nts., 12/15/06[15]	16,327,710	18,123,758

Tembec Finance Corp., 9.875% Gtd. Sr. Nts., 9/30/05	1,000,000	1,000,000

U.S. Timberlands Co. LP, 9.625% Sr. Nts., 11/15/07[7]	3,850,000	3,407,250

		74,344,483

  24   OPPENHEIMER STRATEGIC INCOME FUND

	Principal Amount[1]	Market Value See Note 1

Gaming/Leisure-2.0%
AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts., 3/15/08[13]	$ 2,150,000	$440,750

Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08	4,875,000	2,711,719

Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995[11,12]	33,500	-

Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07	10,475,000	9,165,625

Casino Magic of Louisiana Corp., 13% First Mtg. Nts., Series B, 8/15/03	5,300,000	5,724,000

Coast Hotel & Casinos, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/09	3,000,000	2,737,500

Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09	6,800,000	6,222,000

HMH Properties, Inc., 8.45% Sr. Nts., Series C, 12/1/08	9,425,000	8,235,094

Hollywood Casino Corp., 11.25% Sr. Sec. Nts., 5/1/07	6,000,000	6,030,000

Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07	8,000,000	7,760,000

Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07	13,350,000	12,816,000

Intrawest Corp., 9.75% Sr. Nts., 8/15/08	11,875,000	11,340,625

Isle of Capri Casinos, Inc., 8.75% Sr. Unsec. Nts., 4/15/09	5,650,000	4,972,000

Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06	7,100,000	6,620,750

Meristar Hospitality Corp., 8.75% Sr. Unsec. Sub. Nts., 8/15/07[7]	8,000,000	7,180,000

Mohegan Tribal Gaming Authority:
8.125% Sr. Nts., 1/1/06	2,950,000	2,795,125
8.75% Sr. Unsec. Sub. Nts., 1/1/09	12,050,000	11,417,375

Premier Cruise Ltd., Sr. Nts., 3/15/08[7,11,12]	10,800,000	2,592,000

Premier Parks, Inc.:
0%/10% Sr. Disc. Nts., 4/1/08[13]	6,350,000	4,056,062
9.25% Sr. Nts., 4/1/06	5,355,000	4,980,150
9.75% Sr. Nts., 6/15/07	10,000,000	9,412,500

Santa Fe Hotel, Inc., 11% Gtd. First Mtg. Nts., 12/15/00[7]	100, 000	98,500

Six Flags Entertainment Corp., 8.875% Sr. Nts., 4/1/06	5,720,000	5,362,500

Station Casinos, Inc., 8.875% Sr. Unsec. Sub. Nts., 12/1/08	4,500,000	4,162,500

		136,832,775

Healthcare-0.5%
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08	3,550,000	3,163,937

Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08 [DEM]	1,700,000	840,051

ICN Pharmaceutical, Inc.:
8.75% Sr. Nts., 11/15/08[8]	4,100,000	3,833,500
8.75% Sr. Nts., 11/15/08[8]	5,500,000	5,142,500

Kinetic Concepts, Inc., 9.625% Sr. Unsec. Sub. Nts., Series B, 11/1/07	975,000	706,875

King Pharmaceuticals, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/15/09[7]	4,750,000	4,726,250

Magellan Health Services, Inc., 9% Sr. Sub. Nts., 2/15/08	5,050,000	3,509,750

Oxford Health Plans, Inc., 11% Sr. Unsec. Nts., 5/15/05	6,415,000	6,382,925

  25   OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount[1]	Market Value See Note 1

Healthcare Continued
Tenet Healthcare Corp. :
8.125% Sr. Unsec. Sub. Nts., Series B, 12/1/08	$ 2,000,000	$ 1,835,000
8.625% Sr. Sub. Nts., 1/15/07	3,550,000	3,372,500

Unilab Finance Corp., 12.75% Sr. Sub. Nts., 10/1/09	3,900,000	3,870,750

		37,384,038

Housing-0.8%
Building Materials Corp. of America, 8.625% Sr. Nts., Series B, 12/15/06	3,400,000	3,077,000

CB Richard Ellis Services, Inc., 8.875% Sr. Unsec. Sub. Nts., 6/1/06	7,000,000	6,142,500

D. R. Horton, Inc., 8% Sr. Nts., 2/1/09	8,500,000	7,012,500

Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts., 2/15/10	8,000,000	6,680,000

Formica Corp., 10.875% Sr. Unsec. Sub. Nts., Series B, 3/1/09	5,000,000	4,375,000

Kaufman & Broad Home Corp., 7.75% Sr. Nts., 10/15/04	13,800,000	12,558,000

Nortek, Inc.:
9.125% Sr. Nts., Series B, 9/1/07	11,450,000	10,476,750
9.25% Sr. Nts., Series B, 3/15/07	5,100,000	4,717,500

		55,039,250

Information Technology-1.0%
Amkor Technologies, Inc.:
9.25% Sr. Unsec. Nts., 5/1/06	3,700,000	3,589,000
10.50% Sr. Unsec. Sub. Nts., 5/1/09	15,000,000	14,737,500

Chippac International Ltd., 12.75% Sr. Sub. Nts., 8/1/09[8]	5,000,000	5,287,500

Details, Inc., 10% Sr. Sub. Nts., Series B, 11/15/05	8,250,000	7,713,750

DII Group, Inc., 8.50% Sr. Sub. Nts., 9/15/07	925,000	928,469

Fairchild Semiconductor International, Inc., 10.375% Sr. Unsec. Nts., 10/1/07	10,500,000	10,368,750

Fisher Scientific International, Inc.:
9% Sr. Unsec. Sub. Nts., 2/1/08	8,760,000	8,015,400
9% Sr. Unsec. Sub. Nts., 2/1/08	1,875,000	1,715,625

Integrated Electric Services, Inc., 9.375% Sr. Sub. Nts., Series B, 2/1/09	2,000,000	1,730,000

Micron Technology, Inc., 6.50% Sub. Nts., 9/30/05	14,000,000	11,620,000

Wavetek Corp., 10.125% Sr. Sub. Nts., 6/15/07	6,175,000	6,823,375

		72,529,369

Manufacturing-1.4%
Applied Power, Inc., 8.75% Sr. Sub. Nts., 4/1/09	8,000,000	8,220,000

Axia, Inc., 10.75% Sr. Sub. Nts., 7/15/08	2,650,000	2,053,750

Blount, Inc., 13% Sr. Sub. Nts., 8/1/09	8,900,000	9,144,750

Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07	3,475,000	1,442,125

Communications & Power Industries, Inc., 12% Sr. Sub. Nts.,
Series B, 8/1/05	12,553,000	9,885,487

  26  OPPENHEIMER STRATEGIC INCOME FUND

	Principal Amount[1]	Market Value See Note 1

Manufacturing Continued
Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08	$1,050,000	$897,750

Grove Worldwide LLC, 9.25% Sr. Sub. Nts., 5/1/08	5,800,000	2,639,000

Grupo Mexicano de Desarrollo SA, 8.25% Unsec. Unsub. Nts., 2/17/01[7,11,12]	6,000,000	2,235,000

Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07	5,800,000	4,495,000

Insilco Corp., 12% Sr. Sub. Nts., 8/15/07	10,550,000	10,075,250

International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05	7,835,000	7,952,525

Iron Mountain, Inc., 8.75% Sr. Sub. Nts., 9/30/09	9,800,000	8,697,500

Jordan Industries, Inc., 10.375% Sr. Unsec. Nts., Series D, 8/1/07	7,750,000	7,401,250

Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08[7]	2,600,000	1,053,000

Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07	10,400,000	9,568,000

Terex Corp.:
8.875% Sr. Unsec. Sub. Nts., 4/1/08[7]	1,400,000	1,225,000
8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08[7]	5,100,000	4,462,500

Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03[7]	5,000,000	4,837,500

		96,285,387

Media/Entertainment: Broadcasting-1.3%
Allbritton Communications Co., 8.875% Sr. Sub. Nts., Series B, 2/1/08	2,375,000	2,149,375

AMFM Operating, Inc., 12.625% Sr. Sub. Debs., Series E, 10/31/06[15]	1,393,500	1,581,622

Azteca Holdings SA, 11% Sr. Sec. Nts., 6/15/02	5,730,000	5,515,125

Chancellor Media Corp.:
8.125% Sr. Sub. Nts., Series B, 12/15/07	5,000,000	5,000,000
8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07	6,000,000	6,000,000
9% Sr. Unsec. Sub. Nts., 10/1/08	1,100,000	1,108,250
10.50% Sr. Sub. Nts., Series B, 1/15/07	2,895,000	3,097,650

Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts.,
Series B, 3/15/09	12,225,000	11,430,375

Paxson Communications Corp., 11.625% Sr. Sub. Nts., 10/1/02	7,205,000	7,385,125

Radio One, Inc., 7% Sr. Sub. Nts., Series B, 5/15/04[6]	3,000,000	3,210,000

RCN Corp., 10.125% Sr. Unsec. Nts., 1/15/10	8,750,000	7,875,000

Sinclair Broadcast Group, Inc.:
8.75% Sr. Sub. Nts., 12/15/07	6,325,000	5,471,125
9% Sr. Unsec. Sub. Nts., 7/15/07	3,990,000	3,571,050

Spanish Broadcasting System, Inc., 9.625% Sr. Sub. Nts., 11/1/09	7,300,000	6,971,500

TVAzteca SA de CV:
10.125% Sr. Nts., Series A, 2/15/04	3,300,000	3,168,000
10.50% Sr. Nts., Series B, 2/15/07	5,150,000	4,892,500

Young Broadcasting, Inc.:
8.75% Sr. Sub. Debs., 6/15/07	11,125,000	9,790,000
9% Sr. Sub. Nts., Series B, 1/15/06	825,000	746,625

		88,963,322

  27  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount[1]	Market Value See Note 1

Media/Entertainment: Cable/Wireless Video-4. 0%
Adelphia Communications Corp. :
7. 875% Sr. Unsec. Nts. , 5/1/09	$ 1, 400, 000	$1, 197, 000
8. 125% Sr. Nts. , Series B, 7/15/03	4, 750, 000	4, 548, 125
8. 375% Sr. Nts. , Series B, 2/1/08	5, 150, 000	4, 635, 000
9. 25% Sr. Nts. , 10/1/02	7, 175, 000	7, 139, 125
9. 375% Sr. Nts. , 11/15/09	8, 000, 000	7, 540, 000
9. 875% Sr. Nts. , Series B, 3/1/07	2, 000, 000	1, 960, 000
10. 50% Sr. Unsec. Nts. , Series B, 7/15/04	6, 040, 000	6, 145, 700

Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp. :
0%/9. 92% Sr. Unsec. Disc. Nts. , 4/1/11[15]	27, 200, 000	15, 232, 000
8. 25% Sr. Unsec. Nts. , 4/1/07	10, 650, 000	9, 571, 687
10% Sr. Nts. , 4/1/09[8]	350, 000	339, 500

Classic Cable, Inc. , 10. 50% Sr. Sub. Nts. , 3/1/10[8]	2, 725, 000	2, 714, 781

Comcast UK Cable Partner Ltd. , 0%/11. 20% Sr. Disc. Debs. , 11/15/07[13]	6, 260, 000	6, 040, 900

CSC Holdings, Inc. :
9. 875% Sr. Sub. Debs. , 2/15/13	2, 435, 000	2, 486, 744
9. 875% Sr. Sub. Nts. , 5/15/06	625, 000	639, 062
10. 50% Sr. Sub. Debs. , 5/15/16	7, 950, 000	8, 546, 250

Diamond Cable Communications plc, 0%/11. 75% Sr. Disc. Nts. , 12/15/05[13]	27, 875, 000	26, 202, 500

Diamond Holdings plc, 9. 125% Sr. Nts. , 2/1/08	2, 050, 000	1, 968, 000

EchoStar DBS Corp. , 9. 375% Sr. Unsec. Nts. , 2/1/09	29, 500, 000	28, 615, 000

EchoStar I, 8. 25% Bonds, 2/26/01[7]	2, 448, 249	2, 448, 249

EchoStar II, 8. 25% Sinking Fund Bonds, 11/9/01[7]	3, 355, 590	3, 355, 590

Insight Midwest LP/Insight Capital, Inc. , 9. 75% Sr. Nts. , 10/1/09[8]	4, 000, 000	4, 010, 000

NTL Communications Corp. :
0%/12. 375% Sr. Unsec. Nts. , Series B, 10/1/08[13]	14, 010, 000	9, 071, 475
9. 875% Sr. Nts. , 11/15/09[8] [EUR]	10, 450, 000	9, 674, 618
11. 50% Sr. Unsec. Nts. , Series B, 10/1/08	2, 850, 000	2, 935, 500

NTL, Inc. :
0%/9. 75% Sr. Deferred Coupon Nts. , Series B, 4/1/08[13]	5, 850, 000	3, 729, 375
0%/9. 75% Sr. Nts. , Series B, 4/15/09[13] [GBP]	39, 800, 000	35, 556, 047
0%/10. 75% Sr. Unsec. Unsub. Nts. , Series B, 4/1/08[13] [GBP]	7, 590, 000	8, 142, 850
7% Cv. Unsec. Sub. Nts. , 12/15/08	500, 000	1, 238, 125
10% Sr. Nts. , Series B, 2/15/07	7, 725, 000	7, 609, 125

Rogers Cablesystems Ltd. , 10% Second Priority Sr. Sec. Debs. , 12/1/07	4, 350, 000	4, 632, 750

Rogers Communications, Inc. , 8. 75% Sr. Nts. , 7/15/07 [CAD]	20, 000, 000	13, 776, 002

Telewest Communications plc:
0%/9. 25% Sr. Nts. , 4/15/09[8,13]	12, 750, 000	7, 458, 750
0%/9. 875% Sr. Nts. , 4/15/09[8,13] [GBP]	12, 000, 000	11, 294, 724
0%/11% Sr. Disc. Debs. , 10/1/07[13]	10, 975, 000	10, 316, 500

United International Holdings, Inc. , 0%/10. 75% Sr. Disc. Nts. ,
Series B, 2/15/08[13]	16, 095, 000	11, 186, 025

281, 957, 079

  28   OPPENHEIMER STRATEGIC INCOME FUND

	Principal Amount[1]	Market Value See Note 1

Media/Entertainment: Diversified Media-1.5%
Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08[13]	$22,650,000	$ 13,363,500

AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11	9,850,000	5,072,750

GSP I Corp., 10.15% First Mtg. Bonds, 6/24/10[8]	748,535	692,628

IPC Magazines Group plc:
0%/10.75% Bonds, 3/15/08[13] [GBP]	3,000,000	2,632,245
9.625% Bonds, 3/15/08 [GBP]	10,525,000	14,271,953

Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07	4,250,000	3,995,000

Lamar Media Corp., 9.625% Sr. Unsec. Sub. Nts., 12/1/06	8,575,000	8,553,563

Mail-Well Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 12/15/08	2,335,000	2,043,125

Premier Graphics, Inc., 11.50% Sr. Unsec. Nts., 12/1/05	7,450,000	3,389,750

Regal Cinemas, Inc., 8.875% Sr. Unsec. Sub. Nts., 12/15/10	7,400,000	2,775,000

SFX Entertainment, Inc.:
9.125% Sr. Unsec. Sub. Nts., 12/1/08	1,600,000	1,584,000
9.125% Sr. Unsec. Sub. Nts., Series B, 2/1/08	13,725,000	13,587,750

Sun Media Corp., 9.50% Sr. Sub. Nts., 5/15/07	578,000	554,880

Time Warner Entertainment Co. LP, 8.375% Sr. Debs., 3/15/23	8,209,000	8,574,235

Time Warner, Inc., 9.125% Debs., 1/15/13	2,000,000	2,209,124

TVGuide, Inc., 8.125% Sr. Unsec. Sub. Nts., 3/1/09	8,750,000	8,662,500

World Color Press, Inc., 7.75% Sr. Unsec. Sub. Nts., 2/15/09	4,000,000	3,835,116

WRC Media Corp., Units (each unit consists of $1,000 principal amount of 12.75% sr. sub. nts., 11/15/09 and one warrant to
purchase 1.353 shares of common stock)[8,14]	11,500,000	11,270,000

		107,067,119

Media/Entertainment: Telecommunications-8.6%
Adelphia Business Solutions, Inc., 12% Sr. Sub. Nts., 11/1/07	9,500,000	9,690,000

Allegiance Telecom, Inc., 12.875% Sr. Nts., 5/15/08	2,000,000	2,190,000

Colo.Com, Units (each unit consists of $1,000 principal amount of 13.875% sr. nts., 3/15/10 and one warrant to purchase 19.9718
shares of common stock)[8,14]	6,350,000	6,508,750

COLT Telecom Group plc:
0%/12% Sr. Unsec. Disc. Nts., 12/15/06[13]	3,950,000	3,495,750
7.625% Bonds, 7/31/08 [DEM]	10,800,000	5,043,008
8.875% Sr. Nts., 11/30/07 [DEM]	4,450,000	2,198,958
10.125% Sr. Nts., 11/30/07 [GBP]	6,290,000	10,235,126
Units (each unit consists of $1,000 principal amount of 0%/12% sr. disc. nts., 12/15/06 and one warrant to purchase 7.8 ordinary shares)[13,14]	17,325,000	20,616,750

Concentric Network Corp., 12.75% Sr. Unsec. Nts., 12/15/07	4,085,000	4,370,950

  29  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount[1]	Market Value See Note 1

Media/Entertainment: Telecommunications Continued
Covad Communications Group, Inc.:
0%/13.50% Sr. Disc. Nts., 3/15/08[13]	$16,575,000	$ 9,945,000
12% Sr. Nts., 2/15/10[8]	350,000	320,250

Equinix, Inc., Units (each unit consists of $1,000 principal amount of 13% sr. nts., 12/1/07 and one warrant to purchase 11.255 shares
of common stock)[8,14]	8,100,000	8,464,500

ESAT Telecom Group plc, 11.875% Sr. Unsec. Unsub. Nts., 11/1/09 [EUR]	2,500,000	3,014,235

Exodus Communications, Inc.:
10.75% Sr. Nts., 12/15/09[8]	12,000,000	11,940,000
11.25% Sr. Nts., 7/1/08	8,720,000	8,720,000

FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts., 4/15/08[13]	7,000,000	3,325,000

FLAG Telecom Holdings Ltd., 11.625% Sr. Nts., 3/30/10[8]	4,750,000	4,512,500

Focal Communications Corp.:
0%/12.125% Sr. Unsec. Disc. Nts., 2/15/08	4,305,000	2,798,250
11.875% Sr. Nts., 1/15/10[8]	5,350,000	5,376,750

Global Crossing Ltd., 9.625% Sr. Nts., 5/15/08	13,285,000	12,886,450

Global Telesystems Group, Inc., 10.50% Sr. Unsec. Bonds, 12/1/06[8] [EUR]	7,200,000	6,553,808

Globix Corp., 12.50% Sr. Nts., 2/1/10[8]	13,850,000	12,811,250

GST Telecommunications, Inc., 0%/13.875% Cv. Sr. Sub. Disc.
Nts., 12/15/05[8,13]	1,800,000	1,473,750

GST Telecommunications, Inc./GST Network Funding Corp., Inc.,
0%/10.50% Sr. Disc. Nts., 5/1/08[13]	3,540,000	1,504,500

GST USA, Inc., 0%/13.875% Gtd. Sr. Disc. Nts., 12/15/05[13]	2,835,000	1,516,725

ICG Holdings, Inc., 0%/12.50% Sr. Sec. Disc. Nts., 5/1/06[13]	2,800,000	2,289,000

ICG Services, Inc., 0%/10% Sr. Exchangeable Unsec. Disc. Nts., 2/15/08[13]	1,235,000	673,075

Intermedia Communications, Inc.:
0%/12.25% Sr. Disc. Nts., Series B, 3/1/09[13]	9,980,000	6,037,900
8.50% Sr. Nts., Series B, 1/15/08	18, 015,000	15,763,125
8.60% Sr. Unsec. Nts., Series B, 6/1/08	4,745,000	4,199,325
8.875% Sr. Nts., 11/1/07	7,815,000	7,072,575

Jazztel plc, 13.25% Sr. Nts., 12/15/09[8] [EUR]	10,700,000	10,456,405

KMC Telecom Holdings, Inc.:
0%/12.50% Sr. Unsec. Disc. Nts., 2/15/08[13]	24,141,000	12,674,025
13.50% Sr. Unsec. Nts., 5/15/09	4,000,000	4,000,000

Level 3 Communications, Inc.:
0%/10.50% Sr. Disc. Nts., 12/1/08[13]	22,350,000	12,348,375
9.125% Sr. Unsec. Nts., 5/1/08	8,280,000	7,182,900
11% Sr. Nts., 3/15/08[8]	3,750,000	3,600,000
11.25% Sr. Nts., 3/15/10[8]	3,700,000	3,570,500

McLeodUSA, Inc.:
8.125% Sr. Unsec. Nts., 2/15/09	10,090,000	8,929,650
8.375% Sr. Nts., 3/15/08	5,000,000	4,500,000
9.25% Sr. Nts., 7/15/07	1,725,000	1,625,813

30     OPPENHEIMER STRATEGIC INCOME FUND

	Principal Amount[1]	Market Value See Note 1

Media/Entertainment: Telecommunications Continued
Metromedia Fiber Network, Inc. :
10% Sr. Nts., 12/15/09	$15,350,000	$14,716,813
10% Sr. Unsec. Nts., Series B, 11/15/08	17,200,000	16,426,000

Metromedia International Group, Inc., 0%/10.50% Sr. Unsec. Disc. Nts., 9/30/07[7,13]	26,139,615	12,416,317

MGC Communications, Inc./Mpower Communications Corp., 13% Sr. Nts., 4/1/10[8]	7,700,000	7,353,500

Netia Holdings BV:
0%/11% Sr. Disc. Nts., 11/1/07[13] [DEM]	11,100,000	3,828,667
0%/11% Sr. Disc. Nts., Series B, 11/1/07[13] [DEM]	9,750,000	3,363,018
0%/11.25% Sr. Disc. Nts., Series B, 11/1/07[13]	4,900,000	3,417,750

Netia Holdings II BV, 13.50% Sr. Nts., 6/15/09 [EUR]	7,750,000	7,712,614

NEXTLINK Communications, Inc.:
9% Sr. Nts., 3/15/08	8,150,000	7,335,000
9.625% Sr. Nts., 10/1/07	15,130,000	13,957,425
10.75% Sr. Unsec. Nts., 11/15/08	7,300,000	7,026,250
10.75% Sr. Unsec. Nts., 6/1/09	4,990,000	4,790,400

NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10[8]	7,350,000	6,578,250

Optel, Inc., 13% Sr. Nts., Series B, 2/15/05[12]	5,675,000	4,738,625

PSINet, Inc.:
10% Sr. Unsec. Nts., Series B, 2/15/05	16,000,000	15,120,000
10.50% Sr. Nts., 12/1/06[8] [EUR]	8,150,000	7,584,270

Qwest Communications International, Inc.:
0%/8.29% Sr. Unsec. Disc. Nts., Series B, 2/1/08[13]	12,855,000	9,962,162
0%/9.47% Sr. Disc. Nts., 10/15/07[13]	10,310,000	8,405,465

Rhythms Net Connections, Inc., 14% Sr. Unsec. Nts., 2/15/10[8]	12,200,000	10,553,000

RSL Communications plc:
0%/10% Bonds, 3/15/08[13] [DEM]	4,100,000	1,098,256
0%/10.125% Sr. Disc. Nts., 3/1/08[13]	5,425,000	2,902,375
10.50% Gtd. Sr. Nts., 11/15/08	9,000,000	7,650,000
12.875% Sr. Unsec. Nts., 3/1/10[8]	6,500,000	6,207,500

Shaw Communications, Inc., 8. 54% Debs., 9/30/27 [CAD]	14,580,000	9,505,019

Tele1 Europe BV:
11.875% Sr. Nts., 12/1/09[8] [EUR]	5,300,000	5,179,341
13% Sr. Unsec. Nts., 5/15/09[7] [EUR]	5,000,000	5,071,570

Teligent, Inc., 11.50% Sr. Nts., 12/1/07	4,835,000	4,375,675

Time Warner Telecom LLC, 9.75% Sr. Nts., 7/15/08	4,000,000	4,060,000

United Pan-Europe Communications NV:
0%/13.375% Sr. Disc. Nts., 11/1/09[8,13]	11,000,000	5,665,000
0%/13.75% Sr. Disc. Nts., 2/1/10[8,13]	18,800,000	9,494,000
10.875% Sr. Nts., 11/1/07[8]	1,000,000	935,000
10.875% Sr. Nts., 8/1/09 [EUR]	13,250,000	12,282,709
10.875% Sr. Nts., 8/1/09	12,150,000	11,238,750
11.25% Sr. Nts., 11/1/09[8] [EUR]	9,500,000	8,897,376
11.25% Sr. Nts., Series B, 2/1/10[8]	5,000,000	4,825,000
11.50% Sr. Nts., 2/1/10[8]	1,000,000	965,000

31   OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited/Continued

	Principal Amount[1]	Market Value See Note 1
Media/Entertainment: Telecommunications Continued
Verio, Inc.:
10.375% Sr. Unsec. Nts., 4/1/05	$10,115,000	$9,710,400
10.625% Sr. Nts., 11/15/09[8]	6,000,000	5,850,000
11.25% Sr. Unsec. Nts., 12/1/08	9,600,000	9,552,000
13.50% Sr. Unsec. Nts., 6/15/04	1,960,000	2,067,800

Versatel Telecom International NV:
11.25% Sr. Nts., 3/30/10[8] [EUR]	5,400,000	5,050,997
11.875% Sr. Nts., 7/15/09 [EUR]	6,000,000	5,856,228

Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08	14,250,000	13,181,250

WAM!NET, Inc., 0%/13.25% Sr. Unsec. Disc. Nts., Series B, 3/1/05[13]	16,895,000	9,461,200

Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10[2,8]	3,000,000	2,925,000

Winstar Equipment Corp., 12.50% Gtd. Sr. Sec. Exchangeable Nts., 3/15/04	3,000,000	3,375,000

Worldwide Fiber, Inc., 12% Sr. Unsec. Sub. Nts., 8/1/09	4,900,000	4,655,000

		601,757,900

Media/Entertainment: Wireless Communications--4.5%
Arch Communications, Inc., 12.75% Sr. Nts., 7/1/07	2,125,000	1,742,500

Celcaribe SA, 14.50% Sr. Sec. Nts., 3/15/04	12,750,000	11,092,500

CellNet Data Systems, Inc., 0%/14% Sr. Disc. Nts., 10/1/07[11,12,13]	21,148,000	1,744,710

Clearnet Communications, Inc., 0%/14.75% Sr. Disc. Nts., 12/15/05[13]	2,040,000	2,050,200

Comunicacion Celular SA, 0%/14.125% Sr. Unsec. Deferred Bonds, 3/1/05[8,13]	16,359,000	10,837,838

Crown Castle International Corp.:
0%/10.375% Sr. Disc. Nts., 5/15/11[13]	9,600,000	5,472,000
0%/10.625% Sr. Unsec. Disc. Nts., 11/15/07[13]	14,510,000	10,084,450
9% Sr. Nts., 5/15/11	3,800,000	3,458,000

CTI Holdings SA, 0%/11.50% Sr. Deferred Coupon Nts., 4/15/08[13]	8,600,000	5,525,500

Geotek Communications, Inc.:
0%/15% Sr. Sec. Disc. Nts., Series B, 7/15/05[11,12,13]	6,475,000	3,269,875
12% Cv. Sr. Sub. Nts., 2/15/01[11,12]	625,000	-

ICO Global Communications (Holdings) Ltd., Units
(each unit consists of $1,000 principal amount of
15% sr. nts., 8/1/05 and one warrant to purchase
19.85 shares of common stock)[11,12,14]	4,600,000	2,737,000

Leap Wireless International, Inc., Units (each unit consists of
12.50% sr. nts., 4/15/10 and one warrant to purchase 5.146
shares of common stock)[8,14]	6,700,000	6,733,500

Metrocall, Inc., 10.375% Sr. Sub. Nts., 10/1/07[7]	7,470,000	6,293,475

Microcell Telecommunications, Inc.:
0%/11.125% Sr. Disc. Nts., Series B, 10/15/07[13] [CAD]	11,545,000	5,487,016
0%/12% Sr. Unsec. Disc. Nts., 6/1/09[13]	10,000,000	6,250,000
0%/14% Sr. Disc. Nts., Series B, 6/1/06[13]	3,100,000	2,759,000

Millicom International Cellular SA, 0%/13.50% Sr. Disc. Nts., 6/1/06[13]	8,715,000	7,407,750

32   OPPENHEIMER STRATEGIC INCOME FUND

	Principal Amount[1]	Market Value See Note 1
Media/Entertainment: Wireless Communications Continued
Nextel Communications, Inc.:
0%/9.75% Sr. Disc. Nts., 10/31/07[13]	$3,950,000	$2,745,250
0%/9.95% Sr. Disc. Nts., 2/15/08[13]	17,290,000	11,757,200
0%/10.65% Sr. Disc. Nts., 9/15/07[13]	14,065,000	10,302,613
9.375% Sr. Unsec. Nts., 11/15/09	10,000,000	9,250,000

Omnipoint Corp.:
11.50% Sr. Nts., 9/15/09[8]	14,950,000	15,921,750
11.625% Sr. Nts., 8/15/06	13,585,000	14,400,100
11.625% Sr. Nts., Series A, 8/15/06	14,135,000	14,983,100

Orange plc, 8.75% Sr. Unsec. Nts., 6/1/06[7]	5,250,000	5,328,750

ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts., 8/15/04	15,930,000	15,213,150

Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts., 1/15/07[13]	11,975,000	5,568,375

Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts., 3/15/08[13]	10,985,000	7,057,863

Polska Telefoniz Cyfrowa International Financial II SA,
11.25% Sr. Sub. Nts., 12/1/09[8] [EUR]	5,000,000	4,928,035

Price Communications Wireless, Inc.:
9.125% Sr. Sec. Nts., Series B, 12/15/06	10,825,000	10,554,375
11.75% Sr. Sub. Nts., 7/15/07	10,240,000	11,110,400

PTC International Finance BV, 0%/10.75% Gtd. Sr. Unsec. Sub. Bonds, 7/1/07[13]	6,532,000	4,392,770

Real Time Data Co., 11% Disc. Nts., 5/31/09[8,15]	7,315,027	7,190,159

Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08	9,550,000	9,215,750

Satelites Mexicanos SA, 10.125% Sr. Nts., 11/1/04	3,710,000	2,940,175

SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts., 3/1/08[13]	28,875,000	18,768,750

Spectrasite Holdings, Inc.:
0%/11.25% Sr. Unsec. Disc. Nts., 4/15/09[13]	6,900,000	3,588,000
0%/12% Sr. Disc. Nts., 7/15/08[13]	10,410,000	6,298,050
10.75% Sr. Nts., 3/15/10[8]	2,350,000	2,238,375

Sprint Spectrum LP/Sprint Spectrum Finance Corp.,
0%/12.50% Sr. Disc. Nts., 8/15/06[13]	610,000	579,246

USA Mobile Communications, Inc. II, 14% Sr. Nts., 11/1/04	9,965,000	9,416,925

VoiceStream Wireless Corp., 10. 375% Sr. Nts., 11/15/09[8]	20,000,000	20,000,000

		316,694,475

Metals/Minerals-1. 3%
AEI Resources, Inc., 11.50% Sr. Sub. Nts., 12/15/06[8]	5,000,000	275,000

AK Steel Corp.:
7.875% Sr. Unsec. Nts., 2/15/09	18,000,000	16,380,000
9.125% Sr. Nts., 12/15/06	13,360,000	13,092,800

California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B, 4/1/09	4,400,000	4,048,000

Centaur Mining & Exploration Ltd., 11% Sr. Nts., 12/1/07	7,025,000	6,533,250

Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08	7,250,000	6,670,000

International Utility Structures, Inc., 10.75% Sr. Sub. Nts., 2/1/08	2,000,000	1,710,000

33   OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount[1]	Market Value See Note 1

Metals/Minerals Continued
Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03	$3,950,000	$3,673,500

Keystone Consolidated Industries, Inc., 9.625% Sr. Sec. Nts., 8/1/07	5,700,000	4,873,500

Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts., 7/15/08[13]	18,300,000	5,215,500

Metallurg, Inc., 11% Sr. Nts., 12/1/07	11,595,000	9,449,925

National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09	9,600,000	9,432,000

P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08[7]	13,000,000	11,602,500

Republic Technologies International Holdings LLC/RTI Capital
Corp., Units (each unit consists of $1,000 principal amount of
13.75% sr. nts., 7/15/09 and one warrant to purchase Cl.D common
stock at $0.01 per share)[14]	6,900,000	1,552,500

		94,508,475

Retail-0.2%
Central Termica Guemes, 12% Bonds, 11/26/01[7,11,12]	6,025,000	301,250

Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08	3,775,000	2,189,500

Finlay Enterprises, Inc., 9% Debs., 5/1/08[7]	4,000,000	3,560,000

Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08	3,125,000	2,781,250

Home Interiors & Gifts, Inc., 10.125% Sr. Sub. Nts., 6/1/08[7]	5,065,000	4,077,325

Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09[7,11,12]	4,300,000	107,500

Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07	3,450,000	3,053,250

		16,070,075

Service-1.6%
Allied Waste North America, Inc.:
7.625% Sr. Nts., Series B, 1/1/06	2,250,000	1,856,250
7.875% Sr. Unsec. Nts., Series B, 1/1/09	6,620,000	5,296,000
10% Sr. Unsec. Sub. Nts., Series B, 8/1/09	11,200,000	8,568,000

American Plumbing & Mechanical, Inc., 11. 625% Gtd. Sr. Sub. Nts.,
Series B, 10/15/08	8,500,000	7,607,500

Azurix Corp., 10.75% Sr. Nts., 2/15/10[8]	9,250,000	9,250,000

Brand Scaffold Service, Inc. , 10.25% Sr. Unsec. Nts., 2/15/08	2,000,000	1, 780, 000

Charles River Laboratories, Inc., 13.50% Sr. Sub. Nts., 10/1/09[8]	5,950,000	6,158,250

Coinstar, Inc., 13% Sr. Disc. Nts., 10/1/06	2,525,000	2,537,625

Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07	2,920,000	1,715,500

ConProca SA de CV, 12% Sec. Bonds, 6/16/10	5,000,000	5,440, 625

Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07	6,345,000	5,202,900

IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09	5,000,000	4,750,000

Kindercare Learning Centers, Inc. , 9.50% Sr. Sub. Nts., 2/15/09[7]	5,330,000	4,823,650

Protection One Alarm Monitoring, Inc., 6.75% Cv. Sr. Sub. Nts., 9/15/03	11,090,000	6,251,988

Protection One, Inc., 7.375% Gtd. Sr. Unsec. Nts., 8/15/05	6,250,000	4,531,250

34 OPPENHEIMER STRATEGIC INCOME FUND

	Principal Amount[1]	Market Value See Note 1

Service Continued
Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09	$13,100,000	$1,179,000

United Rentals, Inc.:
9% Sr. Unsec. Sub. Nts., Series B, 4/1/09	6,050,000	5, 293,750
9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09	7,300,000	6,497,000

United Stationers Supply Co., 12.75% Sr. Sub. Nts., 5/1/05	3,304,000	3,535,280

URS Corp., 12.25% Sr. Sub. Nts., Series B, 5/1/09	14,375,000	14, 878,125

US Unwired, Inc., 0%/13.375% Sr. Disc. Nts., 11/1/09[8,13]	14,500,000	7,793,750

		114,946,443

Transportation-3.4%
Aftermarket Technology Corp., 12% Sr. Sub. Nts., Series B, 8/1/04	3,700,000	3,700,000

America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05	22,273,000	21,437,763

Amtran, Inc.:
9.625% Nts., 12/15/05	4,000,000	3,380,000
10.50% Sr. Nts., 8/1/04	7,800,000	6,825,000
10.50% Sr. Nts., 8/1/04[8]	3,500,000	3,062,500

Atlas Air, Inc.:
9.25% Sr. Nts., 4/15/08	7,700,000	7,122,500
9.375% Sr. Unsec. Nts., 11/15/06	7,000,000	6,545,000
10.75% Sr. Nts., 8/1/05	8,183,000	8,223,915

Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06	12,125,000	9,760,625

Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., Series B, 7/15/07	4,775,000	847,563

Collins & Aikman Products Co., 11.50% Sr. Unsec. Sub. Nts., 4/15/06	4,875,000	4,667,813

Dura Operating Corp.:
9% Sr. Sub. Nts., Series B, 5/1/09	2,000,000	1,860,000
9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]	8,600,000	7,653,286

Federal-Mogul Corp., 7.875% Nts., 7/1/10	6,500,000	5,034,257

General Motors Acceptance Corp., 6.875% Nts., Series EC, 9/9/04 [GBP]	15,135,000	24,032,592

Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08	6,655,000	6,887,925

Hayes Wheels International, Inc.:
9.125% Sr. Sub. Nts., 7/15/07	5,550,000	4,981,125
11% Sr. Sub. Nts., 7/15/06	6,690,000	6,589,650

HDA Parts System, Inc., 12% Sr. Sub. Nts., 8/1/05	3,650,000	3,193,750

Key Plastics, Inc., 10.25% Sr. Sub. Nts., Series B, 3/15/07[12]	3,835,000	364,325

Lear Corp., 9.50% Sub. Nts., 7/15/06	2,825,000	2,754,375

Millenium Seacarriers, Inc., Units (each unit consists of $1,000principal amount of 12% first priority ship mtg. sr. sec. nts., 7/15/05 and one warrant to purchase five shares of common stock)[6,7,14]	5,400,000	2,997,000

Navigator Gas Transport plc:
10.50% First Priority Ship Mtg. Nts., 6/30/07[8]	13,175,000	5,731,125
Units (each unit consists of $1,000 principal amount of 12% second priority ship mtg. nts., 6/30/07 and 7.66 warrants)[7,14]	11,325,000	622,875

35   OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount[1]	Market Value See Note 1

Transportation Continued
Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., Series D, 6/15/07	$21,250,000	$19,868,750

Pycsa Panama SA, 10.28% Sr. Sec. Bonds, 12/15/12[7]	3,822,995	2,303,354

Tenneco, Inc., 11.625% Sr. Unsec. Sub. Nts., Series B, 10/15/09	14,250,000	13,965,000

TFM SA de CV, 10.25% Sr.Nts., 6/15/07	5,225,000	5,029,063

Trans World Airlines Lease, 14% Equipment Trust, 7/2/08[7]	3,030,994	2,606,655

Trans World Airlines, Inc., 11.50% Sr. Sec. Nts., 12/15/04	12,270,000	8,159,550

Transtar Holdings LP/Transtar Capital Corp., 13.375% Sr. Disc. Nts., Series B, 12/15/03	27,791,000	28,694,208

Tribasa Toll Road Trust, 10.50% Nts., Series 1993-A, 12/1/11[8]	11,257,466	6,219,750

		235,121,294

Utility-0.3%
Beaver Valley II Funding Corp., 9% Second Lease Obligation Bonds, 6/1/17	956,000	951,220

Calpine Corp., 8.75% Sr. Nts., 7/15/07	4,000,000	3,960,000

El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11	9,300,000	9,863,245

Subic Power Corp., 9.50% Sr. Sec. Nts., 12/28/08[7]	9,349,448	8,507,998

		23,282,463

Total Corporate Bonds and Notes (Cost $3,370,874,373)		2,910,200,737

	Shares

Preferred Stocks-2.5%
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.[15]	258,401	2,874,711

BankUnited Capital Trust, 10.25% Gtd. Bonds, 12/31/26	10,050,000	8,668,125

CGA Group Ltd., Series A7, 15, 16	190,161	4,754,025

Chesapeake Energy Corp., 7% Cv., Non-Vtg.[8,11]	146,175	5,445,019

Clark USA, Inc., 11.50% Cum. Sr. Exchangeable, Non-Vtg.[15]	6,020	1,219,050

Concentric Network Corp., 13.50% Sr. Redeemable Exchangeable,
Series B, Non-Vtg.[15]	8,713	8,909,042

Contour Energy Co., $2.625 Cum. Cv.[11]	159,100	636,400

CRIIMI MAE, Inc., 10.875% Cum. Cv., Series B, Non-Vtg.[11]	278,000	4,274,250

Crown American Realty Trust, 11% Cum., Series A, Non-Vtg.	49,500	1,837,687

CSC Holdings, Inc., 11.125% Cum., Series M15	78,650	8,454,875

Doane Products Co., 14.25% Exchangeable, Non-Vtg.[7,11]	255,000	9,753,750

Dobson Communications Corp.:
12.25% Sr. Exchangeable, Non-Vtg.[15]	9,194	8,964,150
13% Sr. Exchangeable, Non-Vtg.[15]	8,976	9,514,560

e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg.[15]	10,336	2,609,840

Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg.[11]	39,000	1,121,250

Earthwatch, Inc., 12% Cv. Sr., Series C, Non-Vtg.[7,11]	269,508	673,770

36   OPPENHEIMER STRATEGIC INCOME FUND

	Shares	Market Value See Note 1

Preferred Stocks Continued
Fidelity Federal Bank, 12% Non-Cum. Exchangeable, Series A	20	$295

Global Crossing Ltd., 10.50% Sr. Exchangeable[15]	20,000	1,955,000

ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.[15]	6,572	6,259,830

Intermedia Communications, Inc.:
13.50% Exchangeable, Series B15	6,265	5,904,763
Depositary Shares Representing one one-hundredth 7% Cum. Cv. Jr., Series E, Non-Vtg.[8]	116,450	4,789,006

International Utility Structures, Inc.:
13%, Non-Vtg.[8,15]	308	255,640
Units (each unit consists of $1,000 principal amount of 13% sr. exchangeable preferred
stock and one warrant to purchase 30 shares of common stock)[7,14,15]	1,090	974,188

Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable Non-Vtg.[15]	96,993	12,124

Nextel Communications, Inc., 11.125% Exchangeable, Series E, Non-Vtg.[15]	7,903	7,567,123

NEXTLINK Communications, Inc., 14% Cum., Non-Vtg.[15]	321,187	16,460,834

Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg.[15]	998	10,154,650

PRIMEDIA, Inc.:
8.625% Exchangeable, Series H, Non-Vtg.	165,600	14,283,000
9.20% Exchangeable, Series F, Non-Vtg.	46,400	4,187,600

Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg.[15]	16,578	15,790,545

SF Holdings Group, Inc.:
13.75% Cum. Nts., Series B, 3/15/09, Non-Vtg.[15]	300	1,357,500
13.75% Exchangeable[8]	75	339,375

Star Gas Partners, LP	7,147	97,378

Supermarkets General Holdings Corp., $3.52 Exchangeable[11,15]	200,000	325,000

World Access, Inc., Cv. Sr., Series D, Non-Vtg.[7,11]	3,010	2,498,300

Total Preferred Stocks (Cost $229,330,869)		172,922,655

Common Stocks-0.6%
Celcaribe SA8, 11	1,658,520	3,524,355

ECM Fund, LPI[7,11]	525	460,031

El Paso Electric Co.[11]	175,000	1,815,625

Equitable Bag, Inc.[7,11]	68,985	68,985

Horizon Group Properties, Inc.[11]	19,435	85,028

Intermedia Communications, Inc.[11]	863	41,694

Ladish Co., Inc.[11]	100,000	625,000

Optel, Inc.[7,11]	11,560	116

Premier Holdings Ltd.[7,11,16]	799,833	2,599,457

Price Communications Corp.[11]	130,000	2,990,000

37    OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Market Value See Note 1

Common Stocks Continued
SF Holding Group, Cl. C7, 11	11,100	$ 111

Tele1 Europe Holding AB, Sponsored ADR[8,11]	93,961	1,825,199

VoiceStream Wireless Corp.[11]	224,654	28,938,244

Walter Industries, Inc.	100,000	775,000

Wilshire Financial Services Group, Inc.[11]	568,825	462,170

Total Common Stocks (Cost $6,595,166)		44,211,015

	Units

Rights, Warrants and Certificates-0.2%

Adelphia Business Solutions, Inc. Wts., Exp. 4/15/01	1,035	315,804

American Telecasting, Inc. Wts., Exp. 8/10/00[7]	8,000	80

Australis Holdings PTY Ltd./Australia Media Ltd. Wts., Exp. 5/15/00[7]	780	5

Becker Gaming, Inc. Wts., Exp. 11/15/00[7]	262,500	-

CellNet Data Systems, Inc. Wts., Exp. 10/1/07[8]	13,893	53,835

CGA Group Ltd. Wts., Exp. 6/16/07[7,16]	130,000	39,000

Charles River Laboratories, Inc., Wts., Exp 10/1/09	5,950	29,750

Clearnet Communications, Inc. Wts., Exp. 9/15/05	7,425	238,188

Comunicacion Celular SA Wts., Exp. 11/15/03[7]	8,109	203,739

Concentric Network Corp. Wts., Exp. 12/15/07[7]	4,650	2,186,081

Covergent Communications, Inc. Wts., Exp. 4/1/08	18,300	224,175

e. spire Communications, Inc. Wts., Exp. 11/1/05	5,225	44,945

FirstWorld Communications, Inc. Wts., Exp. 4/15/08[8]	7,000	1,225,000

Geotek Communications, Inc. Wts., Exp. 7/15/05[7]	690,000	6,900

Globix Corp. Wts., Exp. 5/1/05	12,340	6,170,000

Golden State Bancorp, Inc. Wts., Exp. 1/1/01	48,080	64,607

Gothic Energy Corp. Wts.:
Exp. 1/23/03	128,643	-
Exp. 1/23/03[7]	64,350	643
Exp. 9/1/04[7]	189,000	-
Exp. 5/1/05[7]	146,363	14,636

Grand Union Co. Wts., Exp. 8/17/03	11,563	3,613

HF Holdings, Inc. Wts., Exp. 9/27/00[7]	34,425	516,375

ICG Communications, Inc. Wts., Exp. 9/15/05	46,860	1,301,293

In-Flight Phone Corp. Wts., Exp. 8/31/02	13,050	-

Insilco Corp. Wts., Exp. 8/15/07[7]	7,780	-

KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08[7]	23,200	71,062

Long Distance International, Inc. Wts., Exp. 4/13/08[7]	4,160	416

Loral Space & Communications Ltd. Wts., Exp. 1/15/07	6,250	74,219

38 OPPENHEIMER STRATEGIC INCOME FUND

	Units	Market Value See Note 1

Rights, Warrants and Certificates Continued
Mexico Value Rts., Exp. 6/30/03	22,780,000	$-

Microcell Telecommunications, Inc. Wts., Exp. 6/1/06[8]	29,300	2,708,433

Millenium Seacarriers, Inc. Wts., Exp. 7/15/05[7]	5,800	7,975

Occidente y Caribe Celular SA Wts., Exp. 3/15/04[7]	21,600	326,700

PLD Telekom, Inc.:
Wts., Exp. 6/1/06[7]	16,650	833
14% Sr. Disc. Nts. Wts., Exp. 3/31/03[7]	16,650	833
9% Cv. Sub. Nts. Wts., Exp. 3/31/03[7]	1,500	75

Protection One Alarm Monitoring, Inc. Wts.:
Exp. 6/30/05[7]	13,440	1,344
Exp. 11/1/03[7]	182,000	318,500

Real Time Data Co. Wts., Exp. 5/31/04[7]	2,251,489	22,515

Rocky Mountain Internet, Inc. Wts., Exp. 7/3/03[7]	55,000	385,000

Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp. 4/15/20	18,600	-

WAM!NET, Inc. Wts., Exp. 3/1/05[8]	50,685	852,142

Total Rights, Warrants and Certificates (Cost $6,121,063)		17,408,716

	Principal Amount[1]

Structured Instruments-4.7%
Citibank NA (Nassau Branch), Chiliean Peso Linked Nts.,
10.17%, 10/6/00[7] [CLP]	$9,736,245,000	20,179,963

Citibank NA (Nassau Branch), Mexican Peso Linked Nts.:
18.70%, 3/3/03 [MXN]	157,758,202	16,991,175
26.10%, 10/29/01 [MXN]	160,208,125	18,706,771

Citibank NA (New York), Mexican Peso Linked Nts., 23.95%, 11/5/01 [MXN]	224,999,105	25,709,681

Citibank NA, Polish Zloty Linked Nts., 16.10%, 11/3/00 [PLZ]	73,565,456	17,479,701

Credit Suisse First Boston Corp. (New York Branch), Russian OFZ Linked Nts.:
Series 25018, 14%, 9/27/00[7] [RUR]	124,216,000	2,958,612
Series 25020, 12%, 10/25/00[7] [RUR]	91,362,000	2,128,805
Series 25030, Zero Coupon, 47.09%, 12/15/01[7,10] [RUR]	36,963,000	546,939
Series 27001, 25%, 2/6/02[6,7] [RUR]	34,503,760	709,915
Series 27001, 25%, 2/6/02[6,7] [RUR]	10,781,020	221,820
Series 27002, 25%, 5/22/02[6,7] [RUR]	42,357,260	840,536
Series 27002, 25%, 5/22/02[6,7] [RUR]	10,781,020	213,938
Series 27003, 25%, 6/5/02[6,7] [RUR]	102,359,240	2,027,613
Series 27003, 25%, 6/5/02[6,7] [RUR]	10,781,020	213,559
Series 27003, 25%, 6/5/02[6,7] [RUR]	113,828,650	2,254,808
Series 27004, 24.868%, 9/1/02[6,7] [RUR]	10,781,020	207,763
Series 27004, 24.868%, 9/18/02[6,7] [RUR]	116,725,750	2,249,443
Series 27005, 24.868%, 10/9/02[6,7] [RUR]	123,337,990	2,300,025
Series 27005, 24.868%, 10/9/02[6,7] [RUR]	10,781,020	201,046
Series 27006, 24.868%, 1/22/03[6,7] [RUR]	129,719,890	2,331,699
Series 27006, 24.868%, 2/6/02[6,7] [RUR]	10,781,020	193,787
Series 27007, 25%, 2/5/03[6,7] [RUR]	120,004,050	2,149,521

39  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount[1]	Market Value See Note 1

Structured Instruments Continued
Series 27007, 25%, 2/5/03[6,7] [RUR]	10,781,020	$193,110
Series 27008, 25%, 5/21/03[6,7] [RUR]	116,856,260	2,029,140
Series 27008, 25%, 5/21/03[6,7] [RUR]	10,781,020	187,206
Series 27009, 25%, 6/4/03[6,7] [RUR]	133,795,850	2,331,017
Series 27009, 25%, 6/4/03[6,7] [RUR]	10,781,020	187,829
Series 27009, 25%, 6/4/03[6,7] [RUR]	95,614,902	1,665,821
Series 27010, 24.868%, 9/17/03[6,7] [RUR]	72,157,470	1,229,044
Series 27010, 24.868%, 9/17/03[6,7] [RUR]	10,781,020	183,631
Series 27011, 24.868%, 10/8/03[6,7] [RUR]	50,942,290	838,767
Series 27011, 24.868%, 10/8/03[6,7] [RUR]	10,781,020	177,510
Series 28001, 24.868%, 1/21/04[6,7] [RUR]	10,781,020	172,960

Deutsche Bank AG Indonesia Rupiah Linked Nts., 13.667%, 6/30/00	13,900,000	12,283,430

Deutsche Bank AG (London), Indian Rupee/Japanese Yen Linked Nts., Zero Coupon, 12.73%, 8/17/01[10]	12,780,000	9,627,174

Deutsche Morgan Grenfell, Turkish Lira Treasury Bill Linked Nts., Zero Coupon, 82.04%, 5/24/00[10] [TRL]	9,824,844,300,000	15,306,539

Goldman, Sachs & Co. Argentina Local Market Securities Trust, 11.30%, 4/1/00 [representing debt of Argentina (Republic of) Bonos del Tesoro Bonds, Series 10, 11. 30%, 4/1/00 and an interest rate swap between Goldman Sachs and the Trust][7]	1,030,434	1,029,147

J. P. Morgan & Co., Inc. Emerging Market Bond Index Linked Nts., 9.50%, 7/14/00	89,161,398	106,180,080

J. P. Morgan & Co., Inc. Repackaged Argentina Domestic Securities Trust, 14.75%, 9/1/02 [representing debt of Argentina (Republic of) Bonos de Consolidacion de Deudas Bonds, Series I, 14.75%, 9/1/02][7]	6,000,000	6,030,000

Merrill Lynch & Co., Inc. Turkey Treasury Bill Linked Nts., Series 4, Zero Coupon, 77.99%, 8/23/00[10] [TRL]	9,343,180,000,000	13,036,826

Russia (Government of) Federal Loan Bonds, Series 27010,
24.868%, 9/17/03[6,7] [RUR]	134,087,300	2,283,882

Salomon Smith Barney, Inc. Brazil Credit Linked Nts., Series 2, 6%, 4/2/03	11,866,500	10,250,520

Salomon Smith Barney, Inc. Turkey Treasury Bill Linked Nts.: 91.50%, 8/24/00[6] 92.10%, 8/24/00[6] 94.10%, 8/24/00[6]	3,662,603 8,696,797 6,781,655	2,701,902 6,377,448 4,987,298

Salomon, Inc. Indonesia Rupiah Linked Nts.:
29.55%, 4/12/00	1,440,000	1,644,754
32.65%, 4/7/00	4,830,000	5,473,018

Total Structured Instruments (Cost $338,352,847)		327,225,173

40  OPPENHEIMER STRATEGIC INCOME FUND

	Date	Strike	Contracts	Market Value See Note 1

Options Purchased-0.0%
European Monetary Unit Call	4/25/00	1.040[EUR]	69,830,000	$8,170

South Korean Won Call	6/1/00	1,100.0 [KRW]	42,564,500,000	366,906

Total Options Purchased (Cost $1,267,763)				$375,076

	Principal Amount[1]

Repurchase Agreements-0.9%
Repurchase agreement with Banc One Capital Markets, Inc., 6.05%, dated 3/31/00, to be repurchased at $65,533,023 on 4/3/00, collateralized by U.S. Treasury Nts., 5%-7.50%, 5/31/00-2/15/07, with a value of $43,818,323 and U.S. Treasury Bonds, 5. 25%-12%, 11/15/09-2/15/29, with a value of $23,049,017 (Cost $65,500,000)	$65,500,000	65,500,000

Total Investments, at Value (Cost $7,664,280,503)	102.6%	7,200,144,414

Liabilities in Excess of Other Assets	(2.6)	(185,274,152)

Net Assets	100.0%	$7,014,870,262

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
ARP	Argentine Peso	JPY	Japanese Yen
CAD	Canadian Dollar	KRW	South Korean Won
CLP	Chilean Peso	MXN	Mexican Peso
DEM	German Mark	NOK	Norwegian Krone
DKK	Danish Krone	NZD	New Zealand Dollar
EUR	Euro	PLZ	Polish Zloty
FRF	French Franc	RUR	Russian Ruble
GBP	British Pound Sterling	SEK	Swedish Krona
GRD	Greek Drachma	TRL	Turkish Lira
HUF	Hungarian Forint	ZAR	South African Rand
IDR	Indonesian Rupiah

2. When-issued security to be delivered and settled after March 31, 2000.
3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
4. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.

41   OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

5. A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See Note 5 of Notes to Financial Statements.
6. Represents the current interest rate for a variable or increasing rate security.
7. Identifies issues considered to be illiquid or restricted-See Note 8 of Notes to Financial Statements.
8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $449,249,603 or 6.40% of the Fund's net assets as of March 31, 2000.
9. Securities with an aggregate market value of $12,623,507 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
10. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
11. Non-income-producing security.
12. Issuer is in default.
13. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
14. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
15. Interest or dividend is paid in kind.
16. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2000. The aggregate fair value of securities of affiliated companies held by the Fund as of March 31, 2000, amounts to $7,392,482. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares/Units September 30, 1999	Gross Additions	Gross Reductions	Shares/Units March 31, 2000	Dividend Income
CGA Group Ltd., Series A	160,595	29,566	-	190,161	$739,209
CGA Group Ltd. Wts. , Exp. 6/16/07	130, 000	-	-	130, 000	-
Premier Holdings Ltd.	799, 833	-	-	799,833	-

					$739,209

See accompanying Notes to Financial Statements.

  42 OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

March 31, 2000

Assets
Investments, at value-see accompanying statement:
Unaffiliated companies (cost $7,659,526,353)	$7,192,751,932
Affiliated companies (cost $4,754,140)	7,392,482

Cash	2,012,509

Unrealized appreciation on foreign currency contracts	7,819,732

Receivables and other assets:
Investments sold (including $249,030,651 sold on a when-issued basis)	828,593,959
Interest, dividends and principal pay downs	160,431,171
Shares of beneficial interest sold	9,134,110
Daily variation on futures contracts	227,645
Other	24,237

Total assets	8,208,387,777

Liabilities
Unrealized depreciation on foreign currency contracts	7,216,788

Payables and other liabilities:
Investments purchased (including $634,402,743 purchased on a when-issued basis)	1,157,730,875
Shares of beneficial interest redeemed	15,295,674
Dividends	6,962,316
Distribution and service plan fees	4,392,796
Transfer and shareholder servicing agent fees	1,357,512
Trustees' compensation	4,435
Other	557,119

Total liabilities	1,193,517,515

Net Assets	$7,014,870,262

Composition of Net Assets
Paid-in capital	$ 8,135,345,365

Undistributed net investment income	45,966,556

Accumulated net realized loss on investments and foreign currency transactions	(701,828,521)

Net unrealized depreciation on investments and translation of
assets and liabilities denominated in foreign currencies	(464,613,138)

Net assets	$7,014,870,262

43 OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$3,523,334,490 and 815,409,796 shares of beneficial interest outstanding)	$4.32
Maximum offering price per share (net asset value plus sales charge
of 4. 75% of offering price)	$4.54

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$2,873,704,073 and 663,343,166 shares of beneficial interest outstanding)	$4.33

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $565,071,917
and 130,957,414 shares of beneficial interest outstanding)	$4.31

Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $52,759,782 and 12,229,022 shares of beneficial interest outstanding)	$4.31

See accompanying Notes to Financial Statements.

44 OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended March 31, 2000

Investment Income

Interest (net of foreign withholding taxes of $2,103,476)	$ 393,007,190

Dividends:
Unaffiliated companies	9,337,404
Affiliated companies	739,209

Total income	403,083,803

Expenses

Management fees	19,296,823

Distribution and service plan fees:
Class A	4,359,031
Class B	15,641,448
Class C	2,945,344

Transfer and shareholder servicing agent fees:
Class A	2,338,889
Class B	2,051,002
Class C	385,296
Class Y	6,045

Custodian fees and expenses	718,230

Trustees' fees and expenses	43,039

Other	1,122,701

Total expenses	48,907,848
Less expenses paid indirectly	(97,249)

Net expenses	48,810,599

Net Investment Income	354,273,204

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on:
Investments	(51,715,457)
Closing of futures contracts	(27,348,852)
Closing and expiration of option contracts written	3,254,391
Foreign currency transactions	(58,539,944)

Net realized loss	(134,349,862)

Net change in unrealized appreciation or depreciation on:
Investments	116,814,870
Translation of assets and liabilities denominated in foreign currencies	(16,583,235)

Net change	100,231,635

Net realized and unrealized loss	(34,118,227)

Net Increase in Net Assets Resulting from Operations	$320,154,977

See accompanying Notes to Financial Statements.

45 OPPENHEIMER STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

Six Months Ended March 31, 2000 (Unaudited)
Year Ended Sept. 30, 1999

Operations

Net investment income	$354, 273, 204	$742, 052, 321

Net realized loss	(134, 349, 862)	(407, 642, 437)

Net change in unrealized appreciation or depreciation	100, 231, 635	(137, 378, 304)

Net increase in net assets resulting from operations	320, 154, 977	197, 031, 580

Dividends and/or Distributions to Shareholders

Dividends from net investment income:
Class A	(166, 666, 906)	(332, 524, 983)
Class B	(133, 758, 548)	(303, 784, 356)
Class C	(25, 282, 049)	(51, 672, 509)
Class Y	(2, 452, 194)	(2, 954, 830)

Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(50, 583, 588)	(145, 466, 340)
Class B	(504, 045, 106)	(434, 673, 384)
Class C	(44, 842, 431)	(832, 561)
Class Y	4, 300, 036	43, 909, 649

Net Assets

Total decrease	(603, 175, 809)	(1, 030, 967, 734)

Beginning of period	7, 618, 046, 071	8, 649, 013, 805

End of period (including undistributed net investment
income of $45,966,556 and $19,853,049, respectively)	$7, 014, 870, 262	$7, 618, 046, 071

See accompanying Notes to Financial Statements.

  46  OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended Mar. 31, 2000 (Unaudited)	1999	1998	1997	1996	Year Ended Sept. 30, 1995

Per Share Operating Data

Net asset value, beginning of period	$4.33	$4.59	$4.95	$4.84	$4.68	$4.75

Income (loss) from investment operations:
Net investment income	.22	.42	.42	.43	.44	.41
Net realized and unrealized gain (loss)	(.03)	(.29)	(.37)	.09	.15	(.03)

Total income (loss) from
investment operations	.19	.13	.05	.52	.59	.38

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.20)	(.39)	(.41)	(.41)	(.41)	(.41)
Distributions from net realized gain	-	-	-	-	-	(.01)
Tax return of capital distribution	-	-	-	-	(.02)	(.03)

Total dividends and/or distributions
to shareholders	(.20)	(.39)	(.41)	(.41)	(.43)	(.45)

Net asset value, end of period	$4.32	$4.33	$4.59	$4.95	$4.84	$4.68

Total Return, at Net Asset Value[1]	4.60%	2.91%	0.80%	11.29%	13.06%	8.62%

Ratios/Supplemental Data

Net assets, end of period (in millions)	$3,523	$3,578	$3,951	$3,969	$3,526	$3,219

Average net assets (in millions)	$3,571	$3,798	$4,077	$3,735	$3,340	$3,085

Ratios to average net assets:[2]
Net investment income	10.06%	9.34%	8.48%	8.77%	9.09%	9.63%
Expenses	0.96%	0.94%	0.92%[3]	0.93%[3]	0.97%[3]	0.99%[3]

Portfolio turnover rate[4]	59%	172%	104%	117%	105%	142%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 2000 were $4,470,079,173 and $4,736,851,835, respectively.

See accompanying Notes to Financial Statements.

  47  OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS Continued

Class B	Six Months Ended Mar. 31, 2000 (Unaudited)	1999	1998	1997	1996	Year Ended Sept. 30, 1995

Per Share Operating Data

Net asset value, beginning of period	$4.34	$4.61	$4.96	$4.85	$4.69	$4.76

Income (loss) from investment operations:
Net investment income	.21	.39	.37	.39	.40	.37
Net realized and unrealized gain (loss)	(.03)	(.30)	(.35)	.10	.15	(.03)

Total income (loss) from
investment operations	.18	.09	.02	.49	.55	.34

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.19)	(.36)	(.37)	(.38)	(.37)	(.37)
Distributions from net realized gain	-	-	-	-	-	(.01)
Tax return of capital distribution	-	-	-	-	(.02)	(.03)

Total dividends and/or distributions
to shareholders	(.19)	(.36)	(.37)	(.38)	(.39)	(.41)

Net asset value, end of period	$4.33	$4.34	$4.61	$4.96	$4.85	$4.69

Total Return, at Net Asset Value[1]	4.19%	1.92%	0.26%	10.43%	12.19%	7.79%

Ratios/Supplemental Data

Net assets, end of period (in millions)	$2,874	$3,381	$4,041	$3,501	$2,590	$1,947

Average net assets (in millions)	$3,127	$3,838	$3,871	$3,018	$2,250	$1,711

Ratios to average net assets:[2]
Net investment income	9.20%	8.55%	7.73%	7.94%	8.30%	8.83%
Expenses	1.71%	1.69%	1.67%[3]	1.69%[3]	1.72%[3]	1.75%[3]

Portfolio turnover rate[4]	59%	172%	104%	117%	105%	142%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 2000 were $4,470,079,173 and $4,736,851,835, respectively.

See accompanying Notes to Financial Statements.

  48  OPPENHEIMER STRATEGIC INCOME FUND

Class C	Six Months Ended Mar. 31, 2000 (Unaudited)	1999	1998	1997	1996	Year Ended Sept. 30, 1995[5]

Per Share Operating Data

Net asset value, beginning of period	$4.32	$4.59	$4.95	$4.83	$4.68	$4.68

Income (loss) from investment operations:
Net investment income	.20	.39	.37	.37	.38	.13
Net realized and unrealized gain (loss)	(.02)	(.30)	(.36)	.13	.16	.01

Total income (loss) from
investment operations	.18	.09	.01	.50	.54	.14

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.19)	(.36)	(.37)	(.38)	(.37)	(.12)
Distributions from net realized gain	-	-	-	-	-	(.01)
Tax return of capital distribution	-	-	-	-	(.02)	(.01)

Total dividends and/or distributions
to shareholders	(.19)	(.36)	(.37)	(.38)	(.39)	(.14)

Net asset value, end of period	$4.31	$4.32	$4.59	$4.95	$4.83	$4.68

Total Return, at Net Asset Value[1]	4.21%	1.92%	0.05%	10.67%	11.96%	3.09%

Ratios/Supplemental Data

Net assets, end of period (in millions)	$565	$611	$651	$417	$175	$67

Average net assets (in millions)	$588	$650	$547	$291	$110	$24

Ratios to average net assets:[2]
Net investment income	9.25%	8.58%	7.73%	7.73%	8.18%	8.28%
Expenses	1.71%	1.69%	1.67%[3]	1.69%[3]	1.74%[3]	2.02%[3]

Portfolio turnover rate[4]	59%	172%	104%	117%	105%	142%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 2000 were $4,470,079,173 and $4,736,851,835, respectively.
5. For the period from May 26, 1995 (inception of offering) to September 30, 1995.

See accompanying Notes to Financial Statements.

  49  OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended Mar. 31, 2000 (Unaudited)	1999	Year Ended Sept. 30, 1998[5]

Per Share Operating Data
Net asset value, beginning of period	$4.32	$4.59	$4.90

Income (loss) from investment operations:
Net investment income	. 24	. 44	. 29
Net realized and unrealized gain (loss)	(. 04)	(. 30)	(. 32)

Total income (loss) from investment operations	. 20	. 14	(. 03)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(. 21)	(. 41)	(. 28)
Distributions from net realized gain	-	-	-
Tax return of capital distribution	-	-	-
Total dividends and/or distributions to shareholders	(. 21)	(. 41)	(. 28)

Net asset value, end of period	$4. 31	$4. 32	$4. 59

Total Return, at Net Asset Value[1]	4. 80%	3. 07%	(0. 64)%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$53	$49	$7

Average net assets (in millions)	$51	$32	$4

Ratios to average net assets:[2]
Net investment income	10. 42%	10. 16%	8. 82%
Expenses	0. 67%	0. 57%	0. 58%[3]

Portfolio turnover rate[4]	59%	172%	104%

1. Assumes a $1, 000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 2000 were $4,470,079,173 and $4,736,851,835, respectively.
5. For the period from January 26, 1998 (inception of offering) to September 30, 1998.

See accompanying Notes to Financial Statements.

  50 OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited

1. Significant Accounting Policies

Oppenheimer Strategic Income Fund (the Fund) is a separate series of Oppenheimer Strategic Funds Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek high current income by investing mainly in debt securities and by writing covered call options on them. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

Securities Valuation. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Foreign currency contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank, dealer or pricing service. Short-term "money market type" debt securities with remaining maturities of 60 days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.

Structured Notes. The Fund invests in foreign currency-linked structured notes whose market value and redemption price are linked to foreign currency exchange rates. The structured notes may be leveraged, which increases the notes' volatility relative to the face of the security. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. As of March 31, 2000, the market value of these securities comprised 4.67% of the Fund's net assets and resulted in realized and unrealized losses of $35,129,023. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.

51 OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. Significant Accounting Policies Continued

Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. Normally the settlement date occurs within six months after the transaction date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months and possibly as long as two years or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2000, the Fund had entered into net outstanding when-issued or forward commitments of $385,372,092.
In connection with its ability to purchase securities on a when-issued or forward commitment basis, the Fund may enter into mortgage dollar-rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.

Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2000, securities with an aggregate market value of $102,264,966, representing 1.46% of the Fund's net assets, were in default.

Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market

52   OPPENHEIMER STRATEGIC INCOME FUND

value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carry-overs, to shareholders. Therefore, no federal income or excise tax provision is required. As of September 30, 1999, the Fund had available for federal tax purposes an unused capital loss carryover of approximately $131,000,000, which expires between 2004 and 2007.

Dividends and Distributions to Shareholders. Dividends and distributions to share-holders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of pay down gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

53   OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. Significant Accounting Policies Continued

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2000		Year Ended September 30, 1999
	Shares	Amount	Shares	Amount
Class A
Sold	120,953,909	$524,390,191	210,357,994	$943,636,992
Dividends and/or
distributions reinvested	24,668,097	107,142,897	49,300,561	220,865,642
Redeemed	(157,149,535)	(682,116,676)	(292,545,647)	(1,309,968,974)

Net decrease	(11,527,529)	$(50,583,588)	(32,887,092)	$(145,466,340)

Class B
Sold	40,501,132	$176,269,002	138,220,468	$623,572,586
Dividends and/or
distributions reinvested	17,529,564	76,305,365	39, 440, 826	177,208,187
Redeemed	(173,999,584)	(756,619,473)	(275,663,259)	(1,235,454,157)

Net decrease	(115,968,888)	$(504,045,106)	(98,001,965)	$(434,673,384)

Class C
Sold	14,846,898	$64,395,288	45,604,390	$205,068,929
Dividends and/or
distributions reinvested	3,670,415	15,917,755	7,740,800	34,637,921
Redeemed	(28,866,946)	(125,155,474)	(53,776,931)	(240,539,411)

Net decrease	(10,349,633)	$(44,842,431)	(431,741)	$(832,561)

Class Y
Sold	2,697,827	$11,697,177	11,772,141	$52,994,761
Dividends and/or
distributions reinvested	554,218	2,403,590	655,519	2,909,707
Redeemed	(2,259,300)	(9,800,731)	(2,696,663)	(11,994,819)

Net increase	992,745	$4,300,036	9,730,997	$43,909,649

3. Unrealized Gains and Losses on Securities

As of March 31, 2000, net unrealized depreciation on securities of $464,136,089 was composed of gross appreciation of $260,596,923, and gross depreciation of $724,733,012.

54   OPPENHEIMER STRATEGIC INCOME FUND

4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets in excess of $1 billion. The Fund's management fee for the six months ended March 31, 2000, was 0.53% of average annual net assets for each class of shares, annualized for periods of less than one full year.

Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

Six Months Ended	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor	Commissions on Class A Shares Advanced by Distributor[1]	Commissions on Class B Shares Advanced by Distributor[1]	Commissions on Class C Shares Advanced by Distributor[1]

March 31, 2000	$3,041,057	$891,046	$269,571	$6,103,707	$552,418

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

Six Months Ended	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor

March 31, 2000	$26,009	$5,630,400	$94,415

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

55  OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Fees and Other Transactions with Affiliates Continued

Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended March 31, 2000, payments under the Class A plan totaled $4,359,031, all of which was paid by the Distributor to recipients. That included $305,797 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended March 31, 2000, were as follows:

	Total Payments Under Plan	Amount Retained by Distributor	Distributor's Aggregate Unreimbursed Expenses Under Plan	Distributor's Unreimbursed Expenses as % of Net Assets of Class

Class B Plan	$15,641,448	$12,349,703	$119,729,937	4.17%
Class C Plan	2,945,344	638,149	11,189,902	1.98

56   OPPENHEIMER STRATEGIC INCOME FUND

5. Foreign Currency Contracts

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.
As of March 31, 2000, the Fund had outstanding foreign currency as follows:

Contract Description	Expiration Date	Contract Amount (000s)	Valuation as of March 31, 2000	Unrealized Appreciation	Unrealized Depreciation

Contracts to Purchase
Euro (EUR)	4/25/00-5/15/00	EUR71,270	$68,364,420	$-	$ 1,796,596
Japanese Yen (JPY)	4/10/00-5/8/00	JPY11,692,600	114,399,622	4,377,613	-

				4,377,613	1,796,596

Contracts to Sell
British Pound Sterling (GBP)	4/25/00-5/15/00	GBP36,155	57,688,485	172,530	308,118
Euro (EUR)	4/3/00-7/3/00	EUR4,930	5,130,099	3,269,589	18,238
Japanese Yen (JPY)	5/8/00-6/5/00	JPY10,164,863	99,831,512	-	5,093,836

				3,442,119	5,420,192

Total Unrealized Appreciation and Depreciation				$7,819,732	$7,216,788

6. Futures Contracts

The Fund may buy and sell futures contracts in order to gain exposure to or to seek to protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.

57   OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Futures Contracts Continued

The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund may recognize a realized gain or loss when the contract is closed or expires.
Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.
Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2000, the Fund had outstanding futures contracts as follows:

Contract Description	Expiration Date	Number of Contracts	Valuation as of March 31, 2000	Unrealized Appreciation (Depreciation)

Contracts to Purchase
Euro-Bund	6/8/00	500	$ 50,433,415	$254,928
U. S. Long Bond	6/21/00	750	73,265,625	1,875,000
U. S. Treasury Bonds, 10 yr.	6/21/00	1,727	169,380,922	4,161,229

				6,291,157

Contracts to Sell
Euro-Schatz	6/8/00	1,893	185,669,701	(670,223)
United Kingdom Gilt	6/28/00	183	33,138,098	(282,177)
U.S. Treasury Nts., 2 yr.	6/28/00	45	8,908,594	(33,750)
U.S. Treasury Nts., 5 yr.	6/21/00	4,276	421,186,000	(5,395,416)

				(6,381,566)

				$(90,409)

58   OPPENHEIMER STRATEGIC INCOME FUND

7. Option Activity

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ending March 31, 2000, was as follows:

		Call Options		Put Options

	Number of Options	Amount of Premiums	Number of Options	Amount of Premiums

Options outstanding at
September 30, 1999	-	$-	497,640,000	$1,385,040
Options written	3,872,047,660	3,446,685	94,943,572	1,571,990
Options closed or expired	(3,872,047,660)	(3,446,685)	(592,583,572)	(2,957,030)

Options outstanding at
March 31, 2000	-	$-	-	$-

  59  OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Illiquid or Restricted Securities

As of March 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of March 31, 2000, was $514,845,681, which represents 7.29% of the Fund's net assets, of which $15,486,947 is considered restricted.

Information concerning restricted securities is as follows:

Security	Acquisition Date	Cost Per Unit	Valuation Per Unit as of March 31, 2000

Bonds
TAG Heuer International SA,
12% Sr. Sub. Nts., 12/15/05	12/8/95-8/13/96	102.00%	108.53%

Trans World Airlines Lease,
14% Equipment Trust, 7/2/08	3/19/98	101.00	86.00

Stocks and Warrants
Becker Gaming, Inc. Wts., Exp. 11/15/00	11/18/93-12/9/93	$2.10	$0.01

CGA Group Ltd. Wts., Exp. 6/16/07	6/17/97	-	0.30

CGA Group Ltd., Preferred Stock, Series A	6/17/97-12/29/98	25.00	25.00

ECM Fund, LPI	4/14/92	1,000.00	876.25

Real Time Data Co. Wts., Exp. 5/31/04	6/30/99	0.01	0.01

World Access, Inc., Cv. Sr., Series D, Non-Vtg.	2/14/00	1,382.06	830.00

9. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, with-out limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings outstanding during the six months ended March 31, 2000.

  60  OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

A Series of Oppenheimer Strategic Funds Trust

Officers and Trustees	James C. Swain, Trustee and Chairman of the Board
Bridget A. Macaskill, President
William H. Armstrong, Trustee
Robert G. Avis, Trustee
William A. Baker, Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Raymond J. Kalinowski, Trustee
C. Howard Kast, Trustee
Robert M. Kirchner, Trustee
Ned M. Steel, Trustee
Andrew J. Donohue, Vice President and Secretary
David P. Negri, Vice President
Arthur P. Steinmetz, Vice President
Brian W. Wixted, Treasurer
Robert J. Bishop, Assistant Treasurer
Scott T. Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary

Investment Advisor	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Custodian of Portfolio Securities	The Bank of New York

Independent Auditors	Deloitte & Touche LLP

Legal Counsel	Myer, Swanson, Adams & Wolf, P.C.

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

This is a copy of a report to shareholders of Oppenheimer Strategic Income Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Strategic Income Fund. For more complete information concerning the Fund, see the Prospectus.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

61  OPPENHEIMER STRATEGIC INCOME FUND

INFORMATION AND SERVICES

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.

Internet
24-hr access to account information and transactions
www.oppenheimerfunds.com

General Information
Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
1.800.525.7048

Telephone Transactions
Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
1.800.852.8457

PhoneLink
24-hr automated information and automated transactions
1.800.533.3310

Telecommunications Device for the Deaf (TDD)
Mon-Fri 8:30am-7pm ET
1.800.843.4461

OppenheimerFunds Information Hotline
24 hours a day, timely and insightful messages on the
economy and issues that may affect your investments
1.800.835.3104

Transfer and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

Ticker Symbols
Class A: OPSIX Class B: OPSGX
Class C: OSICX Class Y: OSIYX

[LOGO OF OPPENHEIMERFUNDS®]